As filed with the Securities and Exchange Commission on February 2, 2001

                                                  Registration No. 333 - 83957
                                                                   811 - 09503


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  _____
                       Pre-Effective Amendment No.
                       Post-Effective Amendment No. 5

                                      and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 _____
                               Amendment No. 7


                             SEPARATE ACCOUNT VA C
                          (Exact Name of Registrant)

                      PFL LIFE VARIABLE ANNUITY ACCOUNT C
                          (Former Name of Registrant)

                      TRANSAMERICA LIFE INSURANCE COMPANY
                              (Name of Depositor)

                          PFL LIFE INSURANCE COMPANY
                          (Former Name of Depositor)

                            4333 Edgewood Road N.E.
                          Cedar Rapids, IA 52499-0001
             (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number: (319) 297-8468

                             Frank A.  Camp, Esq.
                      Transamerica Life Insurance Company
                           4333 Edgewood Road, N.E.
                          Cedar Rapids, IA 52499-0001
                    (Name and Address of Agent for Service)

                                   Copy to:
                          Frederick R.  Bellamy, Esq.
                       Sutherland Asbill and Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2415

Title of Securities Being Registered:  Flexible Premium Variable Annuity
Policies

It is proposed that this filing become effective:

         immediately upon filing pursuant to paragraph (b) of Rule 485
---

        on ___________ pursuant to paragraph (b) of Rule 485
---
        60 days after filing pursuant to paragraph (a)(1) of Rule 485
---

 x      on April 23, 2001 pursuant to paragraph (a)(1) of Rule 485
---

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a
____
previously filed post-effective amendment.

                                                              TRANSAMERICA EXTRA

                                                                VARIABLE ANNUITY

                                                                  Issued Through

                                                           SEPARATE ACCOUNT VA C

                                                                              by

                                             TRANSAMERICA LIFE INSURANCE COMPANY



Prospectus - May 1, 2001


This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers forty mutual fund portfolios from the underlying funds listed below. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), formerly PFL Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

If you would like more information about the Transamerica EXTRA Variable Annuity (formerly the EXTRA Variable Annuity), you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2001. Please call us at
(800) 525-6205 or write us at: Transamerica Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. Information about the variable annuity can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

For each premium payment you make, Transamerica will add an additional amount to your policy value, a premium enhancement. The overall expenses for this policy may be higher than the expenses for a similar policy that does not pay a premium enhancement. Over time, the value of the premium enhancement could be more than offset by the higher charges.

Please note that the policies and the separate account investment choices:
 .  Are not bank deposits
 .  Are not federally insured
 .  Are not endorsed by any bank or Government agency
 .  Are not guaranteed to achieve their goal
 .  Are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ALLIANCE VARIABLE PRODUCTS SERIES
FUND, INC. - CLASS B

   Alliance Growth & Income Portfolio
   Alliance Premier Growth Portfolio

ENDEAVOR SERIES TRUST
   Capital Guardian Global Portfolio
   Capital Guardian U.S. Equity Portfolio
   Capital Guardian Value Portfolio
   Dreyfus Small Cap Value Portfolio
   Dreyfus U.S. Government Securities Portfolio
   Endeavor Asset Allocation Portfolio
   Endeavor Money Market Portfolio
   Endeavor Enhanced Index Portfolio
   Endeavor High Yield Portfolio
   Endeavor Janus Growth Portfolio
   Jennison Growth Portfolio
   T. Rowe Price Equity Income Portfolio
   T. Rowe Price Growth Stock Portfolio
   T. Rowe Price International Stock Portfolio

JANUS ASPEN SERIES - SERVICE SHARES
   Janus Aspen - Aggressive Growth Portfolio
   Janus Aspen - Strategic Value Portfolio
   Janus Aspen - Worldwide Growth Portfolio

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
   Transamerica VIF Growth Portfolio

   Transamerica VIF Small Company Portfolio

VARIABLE INSURANCE PRODUCTS FUND (VIP) - SERVICE CLASS 2
   Fidelity - VIP Equity-Income Portfolio

   Fidelity - VIP Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND II (VIP II) - SERVICE CLASS 2
   Fidelity - VIP II Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS FUND III (VIP III) - SERVICE CLASS 2
   Fidelity - VIP III Growth Opportunities Portfolio
   Fidelity - VIP III Mid Cap Portfolio

WRL SERIES FUND, INC.
   WRL Alger Aggressive Growth

   WRL American Century Income & Growth
   WRL American Century International
   WRL Gabelli Global Growth
   WRL Goldman Sachs Growth
   WRL Great Companies - America/SM/
   WRL Great Companies - Global/2/

   WRL Great Companies - Technology/SM/
   WRL NWQ Value Equity
   WRL Pilgrim Baxter Mid Cap Growth
   WRL Salomon All Cap
   WRL T. Rowe Price Dividend Growth
   WRL T. Rowe Price Small Cap

   WRL VKAM Emerging Growth

This prospectus and the mutual fund prospectuses give you important information about the policies and the mutual funds. Please read them carefully before you invest and keep them for future reference.


TABLE OF CONTENTS                                                       Page
GLOSSARY OF TERMS ..................................................

SUMMARY ............................................................

ANNUITY POLICY FEE TABLE ...........................................

EXAMPLES ...........................................................

1. THE ANNUITY POLICY ..............................................

2.  PURCHASE .......................................................
    Policy Issue Requirements ......................................
    Premium Payments ...............................................
    Initial Premium Requirements ...................................
    Additional Premium Payments ....................................
    Maximum Total Premium Payments .................................
    Premium Enhancement ............................................
    Allocation of Premium Payments .................................
    Policy Value ...................................................

3.  INVESTMENT CHOICES .............................................
    The Separate Account ...........................................
    The Fixed Account ..............................................
    Transfers ......................................................

4.  PERFORMANCE ....................................................

5.  EXPENSES .......................................................
    Surrender Charge ...............................................
    Excess Interest Adjustment .....................................
    Mortality and Expense Risk Fee .................................
    Additional Death Distribution ..................................
    Administrative Charges .........................................
    Premium Taxes ..................................................
    Federal, State and Local Taxes .................................
    Transfer Fee ...................................................
    Managed Annuity Plan ...........................................
    Additional Death Distribution ..................................
    Initial Payment Guarantee ......................................
    Portfolio Management Fees ......................................

6.  ACCESS TO YOUR MONEY ...........................................
    Withdrawals ....................................................
    Delay of Payment and Transfers .................................
    Excess Interest Adjustment .....................................

7.  ANNUITY PAYMENTS (THE INCOME PHASE) ............................
    Annuity Payment Options ........................................

8.  DEATH BENEFIT ..................................................
    When We Pay A Death Benefit ....................................
    When We Do Not Pay A Death Benefit .............................
    Amount of Death Benefit ........................................
    Guaranteed Minimum Death Benefit ...............................
    Adjusted Partial Withdrawal

9.  TAXES ..........................................................
    Annuity Policies in General ....................................
    Qualified and Nonqualified Policies ............................
    Withdrawals - Qualified Policies ...............................
    Withdrawals - 403(b) Policies ..................................
    Diversification and Distribution Requirements ..................
    Withdrawals - Nonqualified Policies ............................
    Taxation of Death Benefit Proceeds .............................
    Annuity Payments ...............................................
    Annuity Contracts Purchased by Nonresident
      Aliens and Foreign Corporations ..............................
    Transfers, Assignments or Exchanges
      of Policies ..................................................
    Possible Tax Law Changes .......................................
    Additional Death Distribution Rider ............................

10. ADDITIONAL FEATURES ............................................
    Systematic Payout Option .......................................
    Managed Annuity Plan ...........................................
    Additional Death Distribution ..................................
    Initial Payment Guarantee ......................................
    Nursing Care and Terminal Condition
      Withdrawal Option ............................................
    Unemployment Waiver ............................................
    Telephone Transactions .........................................
    Dollar Cost Averaging Program ..................................
    Asset Rebalancing ..............................................

11. OTHER INFORMATION ..............................................
    Ownership ......................................................
    Assignment .....................................................
    Transamerica Life Insurance Company ............................
    The Separate Account ...........................................
    Mixed and Shared Funding .......................................
    Reinstatements .................................................
    Voting Rights ..................................................
    Distributor of the Policy ......................................
    Variations in Certain Provisions ...............................
    IMSA ...........................................................
    Legal Proceedings ..............................................
    Financial Statements ...........................................

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION .......

APPENDIX A
Condensed Financial Information

APPENDIX B
Historical Performance Data

APPENDIX C
Policy Variations

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--The policy value increased or decreased by any excess interest adjustments.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95. The annuity commencement date may be required to be earlier for qualified policies.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value-- The adjusted policy value less any applicable surrender charge and any rider fees (imposed upon surrender).

Excess Interest Adjustment--A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders, or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by, or an amount was transferred to. the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part Transamerica's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information provided to us to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
 .  premium payments (including any premium enhancement); minus
 .  partial withdrawals (including the net effect of any applicable excess interest adjustments and/or surrender charges on such withdrawals); plus
 .  interest credited in the fixed account; plus
 .  accumulated gains in the separate account; minus
 .  losses in the separate account; minus
 .  service charges, rider fees, premium taxes, and transfer fees, if any.

Policy Year--A policy year begins on the policy date and on each policy anniversary.

Separate Account--Separate Account VA C (formerly PFL Life Variable Annuity Account C), a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount--A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.


              (Note: The SAI contains a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.  THE ANNUITY POLICY

The flexible premium variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: forty subaccounts of the separate account and a fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers forty subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with at least 3% annual interest credited for all amounts allocated to the fixed account.

You can transfer money between any of the investment choices. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year.

The policy, like all deferred annuities, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.  PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $2,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

Each premium payment will receive a premium enhancement that Transamerica adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

3.  INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following mutual fund portfolios which are described in the underlying fund prospectuses:

Alliance Growth & Income Portfolio - Class B
Alliance Premier Growth - Class B
Capital Guardian Global Portfolio
Capital Guardian U.S. Equity Portfolio
Capital Guardian Value Portfolio
Dreyfus Small Cap Value Portfolio
Dreyfus U.S. Government Securities Portfolio
Endeavor Asset Allocation Portfolio
Endeavor Money Market Portfolio
Endeavor Enhanced Index Portfolio
Endeavor High Yield Portfolio
Endeavor Janus Growth Portfolio
Jennison Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock Portfolio
T. Rowe Price International Stock Portfolio
Janus Aspen - Aggressive Growth Portfolio - Service Shares
Janus Aspen - Strategic Value Portfolio - Service Shares
Janus Aspen - Worldwide Growth Portfolio - Service Shares
Transamerica VIF Growth Portfolio

Transamerica VIF Small Company Portfolio
Fidelity - VIP Equity-Income Portfolio - Service Class 2

Fidelity - VIP Growth Portfolio - Service Class 2
Fidelity - VIP II Contrafund(R) Portfolio - Service Class 2
Fidelity - VIP III Growth Opportunities Portfolio - Service Class 2 Fidelity - VIP III Mid Cap Portfolio - Service Class 2
WRL Alger Aggressive Growth

WRL American Century Income & Growth
WRL American Century International
WRL Gabelli Global Growth
WRL Goldman Sachs Growth

WRL Great Companies - America/SM/
WRL Great Companies - Global/2/

WRL Great Companies - Technology/SM/
WRL NWQ Value Equity

WRL Pilgrim Baxter Mid Cap Growth
WRL Salomon All Cap
WRL T. Rowe Price Dividend Growth
WRL T. Rowe Price Small Cap

WRL VKAM Emerging Growth

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

4.  PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data is not intended to indicate future performance.

5.  EXPENSES

Note:  The following discussion only applies to policies issued after May 1,
----------------------------------------------------------------------------
2001.  For older policies, See Appendix C.
------------------------------------------

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 9% of premium payments withdrawn within nine years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

Full surrenders, partial withdrawals, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

For policy years 1 - 9 we deduct daily mortality and expense risk fees and distribution and administrative expense charges at an annual rate of 1.75% from the assets in each subaccount. Thereafter, we deduct daily mortality and expense risk fees and distribution and administrative expense charges at an annual rate of 1.55% from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $40 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial withdrawals, is at least $100,000.

We will deduct state premium taxes, which currently range from 0% to 3.50%, upon total surrender, payment of a death benefit, or when annuity payments begin.

If you elect the "managed annuity plan" rider, there is an annual fee during the accumulation phase of 0.30% of the minimum annuitization value. If you receive annuity payments under the rider, then there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the separate account.

If you elect the additional death distribution rider, there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

If you elect the initial payment guarantee, then there is fee equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying portfolios.

6.  ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). After one year, you may, free of surrender charges once each policy year, take out up to the greater of:
 . 10% of your payments (less withdrawals deemed to be from premium); or . any gains in the policy.

Amounts withdrawn in the first year, or in excess of this free amount, may be subject to a surrender charge and/or excess interest adjustment.

The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial withdrawals deemed to be from premium.

If you have policy value in the fixed account, you may take cumulative interest credited free of excess interest adjustments.

You may also have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified plans may be restricted or prohibited.

7.  ANNUITY PAYMENTS  (THE INCOME PHASE)

The policy allows you to receive income under one of five annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

8.  DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

The guaranteed minimum death benefit is a Step-Up through age 80 Death
Benefit.

If the owner is not  the annuitant, no death benefit is paid if the owner dies.

9.  TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. Under qualified policies, withdrawals are prorated between taxable and nontaxable amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax. Payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.

10.  ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

 . You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

 . You can elect an optional rider that guarantees you a minimum annuitization value. This feature is called the "managed annuity plan." There is an extra charge for this rider and the rider may vary by state.

 . You can elect an optional rider that pays an amount in addition to the policy death benefit. This feature is called the "additional death distribution" or "ADD." There is an extra charge for this rider and the rider may vary by state.

 . You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than the initial variable annuity payment. This feature is called the "initial payment guarantee." There is an extra charge for this rider and the rider may vary by state.

 . Under certain medically related circumstances, you may withdraw all or part of the policy value without a surrender charge and excess interest adjustment. This feature is called the "nursing care and terminal condition withdrawal option."

 . Under certain unemployment circumstances, you may withdraw all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the "unemployment waiver."

 . You may make transfers and/or change the allocation of additional premium payments by telephone.

 . You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as "dollar cost averaging."

 . We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "asset rebalancing."

These features may not be available in all states, may vary by state and may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund. The amount of time you have to return the policy will depend on the state where the policy was issued. Our right to cancel period is 10 days (after your receive the policy), or whatever longer time may be permitted by state law. The amount of the refund will generally be the policy value, less any premium enhancement. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy. The policy will then be deemed void. In some states you may have more or less than 10 days to return a policy, or receive a refund of more (or less) than the policy value.

For qualfied policies, the amount of the refund will be the policy value.

No Probate. Usually, when the annuitant dies, the person you choose as your beneficiary will receive the death benefit under this policy without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the premium enhancement, the managed annuity plan and the initial payment guarantee, make this policy appropriate for your needs.

Old Policies. This prospectus describes policies issued after May 1, 2001. See Appendix C for information on how older policies have different features and requirements, and sometimes different fees and deductions.

Financial Statements. Financial Statements for Transamerica and the separate account are in the SAI.

12. INQUIRIES

If you need more information, please contact us at:

  Administrative and Service Office
  Financial Markets Division
  Variable Annuity Department

  Transamerica Life Insurance Company
  4333 Edgewood Road N.E.
  P.O. Box 3183
  Cedar Rapids, IA 52406-3183


You may check your policy at www.talife.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy.

                                                 ANNUITY POLICY FEE TABLE
==========================================================================================================================
                                                                    |            Separate Account Annual Expenses
           Policy Owner Transaction Expenses                        |        (as a percentage of average account value)
==========================================================================================================================
                                                                    |
Sales Load On Purchase Payments                              0      |   Mortality and Expense Risk Fee/(4)/       1.35%
Maximum Surrender Charge                                            |   Administrative Charge                     0.40%
 (as a % of premium payments surrendered)/(1)/               9%     |
Annual Service Charge/(2)/                  $0 - $40 Per Policy     |   TOTAL SEPARATE ACCOUNT
Transfer Fee/(3)/                                     $0 - $10      |   ANNUAL EXPENSES                           1.75%
Managed Annuity Plan Rider Fee                            0.30%     |
Additional Death Distribution Rider Fee                   0.25%     |
--------------------------------------------------------------------------------------------------------------------------
                                                   Portfolio Annual Expenses/(5)/
                    (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
==========================================================================================================================
                                                                                                                  Total
                                                                                                 Rule             Portfolio
                                                             Management        Other            12b-1             Annual
                                                               Fees           Expenses           Fees             Expenses
--------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income - Class B
Alliance Premier Growth - Class B
Capital Guardian Global                                                                            -
Capital Guardian U.S. Equity/(6)/                                                                  -
Capital Guardian Value/(7)/                                                                     0.08%
Dreyfus Small Cap Value/(7)/                                                                    0.32%
Dreyfus U.S. Government Securities                                                                 -
Endeavor Asset Allocation/(7)/                                                                  0.02%
Endeavor Money Market                                                                              -
Endeavor Enhanced Index                                                                            -
Endeavor High Yield                                                                                -
Endeavor Janus Growth                                                                              -
Jennison Growth/(7)/                                                                            0.06%
T. Rowe Price Equity Income/(7)/                                                                0.01%
T. Rowe Price Growth Stock/(7)/                                                                 0.01%
T. Rowe Price International Stock                                                                  -
Janus Aspen - Aggressive Growth - Service Shares                                                0.25%
Janus Aspen - Strategic Value - Service Shares                                                  0.25%
Janus Aspen - Worldwide Growth - Service Shares                                                 0.25%
Transamerica VIF Growth                                                                            -
Transamerica VIF Small Company
Fidelity - VIP Equity-Income - Service Class 2                                                  0.25%
Fidelity - VIP Growth - Service Class 2
Fidelity - VIP II Contrafund(R) - Service Class 2                                               0.25%
Fidelity - VIP III Growth Opportunities - Service Class 2                                       0.25%
Fidelity - VIP III Mid Cap - Service Class 2                                                    0.25%
WRL Alger Aggressive Growth                                                                        -
WRL American Century Income & Growth
WRL American Century International
WRL Gabelli Global Growth/(8)//(9)/                                                                -
WRL Goldman Sachs Growth                                                                           -
WRL Great Companies - America/SM/
WRL Great Companies - Global/2//(8)/                                                               -
WRL Great Companies - Technology/SM/
WRL Janus Global/(10)/                                                                             -
WRL NWQ Value Equity                                                                               -
WRL Pilgrim Baxter Mid Cap Growth/(9)/                                                             -
WRL Salomon All Cap                                                                                -
WRL T. Rowe Price Dividend Growth/(9)/
WRL T. Rowe Price Small Cap                                                                        -
WRL VKAM Emerging Growth                                                                           -
==========================================================================================================================

/(1)/ The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made, from 9% in the year in which the premium payment was made, to 0% in the ninth year after the premium payment was made. If applicable, a surrender charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions.

/(2)/ The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary and at the time of surrender, if surrender occurs during a policy year.

/(3)/ The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no transfer fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

/(4)/ The mortality and expense risk fee shown (1.35%) is for the "Annual Step-Up through age 80 Death Benefit" for policy years 1 - 9. The mortality and expense risk fee for the "Annual Step-Up through age 80 Death Benefit" for policy years 10 or more is 1.15%.

/(5)/ The fee table information relating to the underlying funds is for the year 2000 (unless otherwise noted) and was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Therefore, Transamerica disclaims any and all liability for such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

/(6)/ Capital Guardian U.S. Equity Portfolio commenced operations on October 9, 2000, so the expenses shown are estimates for the first year of operations.



/(7)/ The Board of Trustees of Endeavor Series Trust (the "Trust") has authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commission" to promote marketing of the Trust's shares. The staff of the SEC believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and such amounts are shown as 12b-1 fees in the above table. This use of recaptured commissions to promote the sale of the Trust's shares involves no additional costs to the Trust or any owner. Endeavor Series Trust, based on advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this Prospectus.

/(8)/ Because WRL Gabelli Global Growth and WRL Great Companies -Global/2/ commenced operations on September 1, 2000, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are annualized.

/(9)/ The Management Fee in the Fee Table is based on portfolio average daily net assets of up to $500 million for WRL Gabelli Global Growth, and up to $100 million for WRL Pilgrim Baxter Mid Cap Growth and WRL T. Rowe Price Dividend Growth. See the underlying fund prospectus for more information.

/(10)/ Effective September 1, 2000, the WRL Janus Global subaccount was closed to new investors.

EXAMPLES - TABLE A

You would pay the following expenses    The expenses reflect different
on a $1,000 investment, assuming a      mortality and expense risk fees
hypothetical 5% annual return on        depending on which death benefit you
assets, assuming the entire policy      select:
value is in the applicable              A = Annual Step-Up through age 80 for
subaccount and assuming no optional     policy years 1 - 9  (1.35% charge)
riders have been selected:              B = Annual Step-Up through age 80 for
                                        policy years 10 or more (1.15% charge)

=================================================================================================================================
                                                                                               If the Policy is annuitized at
                                                              If the Policy is surrendered     the end of the applicable time
                                                              at the end of the applicable   period or if the Policy is still in
                                                                      time period.                 the accumulation phase.
                                                           ----------------------------------------------------------------------
 Subaccounts                                                   1      3       5       10        1        3         5         10
                                                              Year   Years   Years   Years     Year     Years     Years     Years
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Alliance Growth & Income - Class B                        A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Alliance Premier Growth - Class B                         A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian Global                                   A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian U.S. Equity                              A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian Value                                    A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Dreyfus Small Cap Value                                   A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Dreyfus U.S. Government Securities                        A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Endeavor Asset Allocation                                 A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Endeavor Money Market                                     A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Endeavor Enhanced Index                                   A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Endeavor High Yield                                       A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Endeavor Janus Growth                                     A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Jennison Growth                                           A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Equity Income                               A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Growth Stock                                A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price International Stock                         A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Aggressive Growth - Service Shares          A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Strategic Value - Service Shares            A
                                                           ----------------------------------------------------------------------
                                                           B
=================================================================================================================================

=================================================================================================================================
                                                                                               If the Policy is annuitized at
                                                              If the Policy is surrendered     the end of the applicable time
                                                              at the end of the applicable   period or if the Policy is still in
                                                                      time period.                 the accumulation phase.
                                                           ----------------------------------------------------------------------
 Subaccounts                                                   1      3       5       10        1        3         5         10
                                                              Year   Years   Years   Years     Year     Years     Years     Years
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Worldwide Growth - Service Shares           A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Transamerica VIF Growth                                   A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Transamerica VIF Small Company                            A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Equity-Income - Service Class 2            A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Growth - Service Class 2                   A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP II Contrafund/(R)/ - Service Class 2       A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP III Growth Opportunities - Service Class 2 A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP III Mid Cap - Service Class 2              A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 WRL Alger Aggressive Growth                               A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 WRL American Century Income & Growth                      A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 WRL American Century International                        A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 WRL Gabelli Global Growth                                 A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 WRL Goldman Sachs Growth                                  A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 WRL Great Companies - America/SM/                         A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 WRL Great Companies - Global/2/                           A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 WRL Great Companies - Technology/SM/                      A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 WRL Janus Global                                          A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 WRL NWQ Value Equity                                      A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 WRL Pilgrim Baxter Mid Cap Growth                         A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 WRL Salomon All Cap                                       A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 WRL T. Rowe Price Dividend Growth                         A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 WRL T. Rowe Price Small Cap                               A
                                                           ----------------------------------------------------------------------
                                                           B
---------------------------------------------------------------------------------------------------------------------------------
 WRL VKAM Emerging Growth                                  A
                                                           ----------------------------------------------------------------------
                                                           B
=================================================================================================================================

EXAMPLES - TABLE B

You would pay the following expenses    The expenses reflect different
on a $1,000 investment, assuming a      mortality and expense risk fees
hypothetical 5% annual return on        depending on which death benefit you
assets, assuming the entire policy      select:
value is in the applicable              A = Annual Step-Up through age 80 for
subaccount and assuming no optional     policy years 1 - 9  (1.35% charge)
riders have been selected:              B = Annual Step-Up through age 80 for
                                        policy years 10 or more (1.15% charge)


=================================================================================================================================
                                                                                               If the Policy is annuitized at
                                                              If the Policy is surrendered     the end of the applicable time
                                                              at the end of the applicable   period or if the Policy is still in
                                                                      time period.                 the accumulation phase.
                                                           ----------------------------------------------------------------------
 Subaccounts                                                   1      3       5       10        1        3         5         10
                                                              Year   Years   Years   Years     Year     Years     Years     Years
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

 Alliance Growth & Income - Class B                          A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Alliance Premier Growth - Class B                           A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian Global                                     A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian U.S. Equity                                A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian Value                                      A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Dreyfus Small Cap Value                                     A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Dreyfus U.S. Government Securities                          A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Endeavor Asset Allocation                                   A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Endeavor Money Market                                       A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Endeavor Enhanced Index                                     A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Endeavor High Yield                                         A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Endeavor Janus Growth                                       A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Jennison Growth                                             A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Equity Income                                 A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Growth Stock                                  A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price International Stock                           A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Aggressive Growth - Service Shares            A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Strategic Value - Service Shares              A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Worldwide Growth - Service Shares             A
                                                             --------------------------------------------------------------------
                                                             B
=================================================================================================================================

=================================================================================================================================
                                                                                               If the Policy is annuitized at
                                                              If the Policy is surrendered     the end of the applicable time
                                                              at the end of the applicable   period or if the Policy is still in
                                                                      time period.                 the accumulation phase.
                                                             --------------------------------------------------------------------
 Subaccounts                                                   1      3       5       10        1        3         5         10
                                                              Year   Years   Years   Years     Year     Years     Years     Years
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Transamerica VIF Growth                                     A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Transamerica VIF Small Company                              A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Equity-Income - Service Class 2              A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Growth - Service Class 2                     A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP II Contrafund(R) - Service Class 2           A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP III Growth Opportunities - Service Class 2   A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP III Mid Cap - Service Class 2                A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 WRL Alger Aggressive Growth                                 A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 WRL American Century Income & Growth                        A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 WRL American Century International                          A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 WRL Gabelli Global Growth                                   A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 WRL Goldman Sachs Growth                                    A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 WRL Great Companies - America/SM/                           A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 WRL Great Companies - Global/2/                             A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 WRL Great Companies - Technology/SM/                        A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 WRL Janus Global                                            A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 WRL NWQ Value Equity                                        A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 WRL Pilgrim Baxter Mid Cap Growth                           A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 WRL Salomon All Cap                                         A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 WRL T. Rowe Price Dividend Growth                           A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 WRL T. Rowe Price Small Cap                                 A
                                                             --------------------------------------------------------------------
                                                             B
---------------------------------------------------------------------------------------------------------------------------------
 WRL VKAM Emerging Growth                                    A
                                                             --------------------------------------------------------------------
                                                             B
=================================================================================================================================

Table A and Table B will assist you     In the examples, the $40 annual
in understanding the costs and          service charge is reflected as a
expenses that you will bear,            charge of _________% based on an
directly or indirectly. These           average policy value of
include the 2000 expenses of the        $______________.
underlying portfolios, including any
fee waivers and/or expense              Financial Information.  Condensed
reimbursements (said fee waivers and    financial information for the
expense reimbursements are assumed      subaccounts (those in operation
to continue throughout the period       before January 1, 2001) is in
shown in the examples). In addition     Appendix A to this prospectus.
to the expenses listed above,
premium taxes may be applicable.

These examples should not be
considered a representation of past
or future expenses, and actual
expenses may be greater or less than
those shown. The assumed 5% annual
return is hypothetical and should
not be considered a representation
of past or future annual returns,
which may be greater or less than
the assumed rate.

1.  THE ANNUITY POLICY

This prospectus describes the Transamerica EXTRA Variable Annuity policy offered by Transamerica Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a "flexible premium" annuity because after you purchase it, you can generally make additional investments of any amount of $50 or more, until the annuity commencement date. But you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the managed annuity plan rider or the initial payment guarantee rider, then Transamerica will guarantee a minimum amount of your annuity payments.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.  PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:
 . Transamerica receives all information needed to issue the policy; . Transamerica receives a minimum initial premium payment; and . The annuitant, owner, and any joint owner are age 84 or younger.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $2,000 for qualified policies. There is no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us to keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

We allow premium payments up to a total of $1,000,000 without prior approval.

Premium Enhancement

An amount equal to 5% of the initial premium payment will be added to the policy value (4% if you, or any joint owner, are 70 years old or older). The amount of the premium enhancement is not considered a premium payment. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel ("free-look") provision.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

There is no specific charge for the premium enhancement. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Transamerica has received exemptive relief to allow us to recapture the full dollar amount of any premium enhancement upon the occurrence of any of the following events:
 .  exercise of the free-look option;
 . exercise of the nursing care and terminal condition withdrawal option or the unemployment waiver within one year from the time we apply the premium enhancement;
 .  a death benefit is payable within one year from the time we apply the premium enhancement; or
 .  annuitization within one year from the time we apply the premium enhancement.

In certain unusual circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your contract was negative (if the overall investment performance of your contract was positive you would be better off).

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment (plus the premium enhancement) to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the dollar cost averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described under "Telephone Transactions." The allocation change will apply to premium payments received on or after the date we receive the change request.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.   INVESTMENT CHOICES

The Separate Account

There are currently forty variable subaccounts available under the policy for new investors.

The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

ALLIANCE VARIABLE PRODUCTS SERIES
FUND, INC. - CLASS B
Managed by Alliance Capital Management L.P.
  Alliance Growth & Income Portfolio
  Alliance Premier Growth Portfolio

ENDEAVOR SERIES TRUST
Subadvised by Capital Guardian Trust Company
  Capital Guardian Global Portfolio
  Capital Guardian U.S. Equity Portfolio
  Capital Guardian Value Portfolio
Subadvised by The Dreyfus Corporation
  Dreyfus Small Cap Value Portfolio
  Dreyfus U.S. Government Securities Portfolio
Subadvised by Morgan Stanley Asset Management
  Endeavor Asset Allocation Portfolio
  Endeavor Money Market Portfolio
Subadvised by J.P. Morgan Investment Management Inc.
  Endeavor Enhanced Index Portfolio
Subadvised by Massachusetts Financial Services Company
  Endeavor High Yield Portfolio
Subadvised by Janus Capital Corporation
  Endeavor Janus Growth Portfolio
Subadvised by Jennison Associates LLC
  Jennison Growth Portfolio
Subadvised by T. Rowe Price Associates, Inc.
  T. Rowe Price Equity Income Portfolio
  T. Rowe Price Growth Stock Portfolio
Subadvised by T. Rowe Price-Fleming International, Inc.
  T. Rowe Price International Stock Portfolio

JANUS ASPEN SERIES - SERVICE SHARES
Managed by Janus Capital Corporation
  Janus Aspen - Aggressive Growth Portfolio
  Janus Aspen - Strategic Value Portfolio
  Janus Aspen - Worldwide Growth Portfolio

TRANSAMERICA VARIABLE
INSURANCE FUND, INC.
Managed by Transamerica Investment Management, LLC
  Transamerica VIF Growth Portfolio

  Transamerica VIF Small Company Portfolio

VARIABLE INSURANCE PRODUCTS FUND -
SERVICE CLASS 2
Managed by Fidelity Management & Research Company
  Fidelity - VIP Equity-Income Portfolio

  Fidelity - VIP Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND II -
SERVICE CLASS 2
Managed by Fidelity Management & Research Company
  Fidelity - VIP II Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS FUND III -
SERVICE CLASS 2
Managed by Fidelity Management & Research Company
  Fidelity - VIP III Growth Opportunities Portfolio
  Fidelity - VIP III Mid Cap Portfolio

WRL SERIES FUND, INC.
Subadvised by Fred Alger Management, Inc.
  WRL Alger Aggressive Growth

Subadvised by American Century Investment
Management, Inc.
  WRL American Century Income & Growth
  WRL American Century International
Subadvised by Gabelli Asset Management Company
  WRL Gabelli Global Growth
Subadvised by Goldman Sachs Asset Management
  WRL Goldman Sachs Growth
Subadvised by Great Companies, L.L.C.

  WRL Great Companies - America/SM/
  WRL Great Companies - Global/2/

  WRL Great Companies - Technology/SM/
Subadvised by NWQ Investment Management Company, Inc.
  WRL NWQ Value Equity
Subadvised by Pilgrim Baxter & Associates, Ltd.
  WRL Pilgrim Baxter Mid Cap Growth
Subadvised by Salomon Brothers Asset Management Inc.
  WRL Salomon All Cap
Subadvised by T. Rowe Price Associates, Inc.
  WRL T. Rowe Price Dividend Growth
  WRL T. Rowe Price Small Cap

Subadvised by Van Kampen Asset Management Inc.
  WRL VKAM Emerging Growth

The following subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if you withdraw all your money from this subaccount after September 1, 2000, you may not reinvest in this subaccount.

WRL SERIES FUND, INC.

Subadvised by Janus Capital Corporation
---------------------------------------
  WRL Janus Global
  ----------------

The general public may not purchase shares of these underlying fund portfolios. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the underlying fund portfolios to be the same as those of the other portfolios or mutual funds.

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for funds or portflios and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Transamerica has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of a guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Surrenders or partial withdrawals from a guaranteed period option of the fixed account are subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with Transamerica's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:
 . Transfers at the end of a guaranteed period, if you notify us within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that guaranteed period option to another investment choice. No excess interest adjustment will apply.
 . Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

 . Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Transfers out of a subaccount must be at least $500, or the entire subaccount value. Transfers of guaranteed period option amounts equal to interest credited must be at last $50. If less than $500 remains, then we reserve the right to either deny the transfer or include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply. We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3.0% (the guaranteed minimum).

During the income phase, you may transfer values out of any subaccount up to four times per year. However, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under "Telephone Transactions."

The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order.

4.  PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or fees for any optional riders. The deduction of any applicable premium taxes, surrender charges or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, any advertisement will also include total return figures, which reflect the deduction of the mortality and expense risk fees, administrative charges and surrender charges. These figures will also reflect the premium enhancement.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

5.  EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charge

During the accumulation phase, you can withdraw part or all of the cash value (restrictions may apply to qualified policies). Cash value is the adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses. After the first year, you can withdraw up to the greater of 10% of your premium payments (less partial withdrawals deemed to be from premium) or any gains in the policy once each policy year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of the withdrawal. (The free percentage is not cumulative, so not withdrawing anything in one year does not increase the free withdrawal amount in subsequent years.) If you withdraw money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount. The following schedule shows the surrender charges that apply during the nine years following each premium payment:


-------------------------------------------------------------
       Number of Years                Surrender Charge
        Since Premium                (as a percentage of
        Payment Date                 premium withdrawn)
-------------------------------------------------------------
             0-1                            9%
             1-2                            8%
             2-3                            7%
             3-4                            6%
             4-5                            5%
             5-6                            4%
             6-7                            3%
             7-8                            2%
             8-9                            1%
          9 or more                         0%
-------------------------------------------------------------


For example, assume your premium payments total $100,000 at the beginning of policy year 2 and you withdraw $30,000. Since that amount is more than the free amount ($10,000), you would pay a surrender charge of $1,800 on the $20,000 remaining after the free percentage (9% of ($30,000--$10,000)).

You receive the full amount of a requested partial withdrawal because we deduct any applicable surrender charge (and any negative excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender. For surrender charge purposes, earnings are considered to be withdrawn first, then the oldest premium is considered to be withdrawn next.

Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals from nonqualified policies are considered to come from earnings first. Under qualified policies, withdrawals are prorated between taxable and nontaxable amounts.

Surrender charges are waived if you withdraw money under the nursing care and terminal condition withdrawal option or the unemployment waiver.

Excess Interest Adjustment

Withdrawals of cash value from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 3% per year or increase the amount credited. See "Excess Interest Adjustment" in Section 6 of this prospectus.

Mortality and Expense Risk Fee

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy.

For policy years 1 -9, the mortality and expense risk fee is at an annual rate of 1.35% of assets. For policy years 10 or more, the mortality and expense risk fee is at an annual rate of 1.15% of assets. This annual fee is assessed daily based on the net asset value of each subaccount.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This daily charge is equal to an annual rate of 0.40% of the daily net asset value of the separate account during both the accumulation phase and the income phase.

In addition, an annual service charge of $40 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value is at least $100,000 or if the sum of your premiums, less all partial withdrawals, is at least $100,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
 .  you elect to begin receiving annuity payments;
 .  you surrender the policy; or
 . you die and a death benefit is paid (you must also be the annuitant for the death benefit to be paid).

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Managed Annuity Plan

If you elect the managed annuity plan, there is an annual rider fee during the accumulation phase of 0.30% of the minimum annuitization value, and a guaranteed payment fee during the income phase of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the policy.

Additional Death Distribution

If you elect the additional death distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. This fee is also charged if you take a full withdrawal. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee is equal to the policy value multiplied by the rider fee percentage shown on the first page of the rider. The rider fee is deducted pro rata from each investment choice.

Initial Payment Guarantee

If you elect the initial payment guarantee at the time of annuitization, there is an annual rider fee of 1.25% of the daily net asset value. The annual rider fee may be higher or lower at the time you annuitize and elect the rider.

Portfolio Management Fees

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund. A description of these expenses is found in the prospectuses for the underlying funds.

6.  ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in two ways:
 . by making a withdrawal (either a complete or partial withdrawal); or . by taking systematic payouts.

Withdrawals

If you want to make a complete withdrawal, you will receive your cash value.

If you want to take a partial withdrawal, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the withdrawal from each of the investment choices in proportion to the policy value.

After one year, you may take out up to the greater of 10% of your premium payments (less partial withdrawals deemed to be premium) or any gains in the policy free of surrender charges once each year. Remember that any withdrawal you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details.

Withdrawals may be subject to a surrender charge. Withdrawals from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals you make.

Withdrawals from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other withdrawals, either complete or partial unless you elect a Life With Emergency Cash/SM/ payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a withdrawal, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date Transamerica receives all required information. Transamerica may defer such payments from the separate account if:
 .  the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
 .  an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank

Excess Interest Adjustment

Money that you withdraw from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender.

Any amount withdrawn in excess of the cumulative interest credited is generally subject to an excess interest adjustment.

There will be no excess interest adjustment on any of the following:
 .  withdrawals of cumulative interest credited;
 .  nursing care and terminal condition withdrawals;
 .  unemployment withdrawals;
 . withdrawals to satisfy any minimum distribution requirements; and . systematic payout option payments, which do not exceed cumulative interest credited divided by the number of payouts made per year.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

7.  ANNUITY PAYMENTS  (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85 (in certain cases, we may allow the date to be up to the last day of the month following the month in which the annuitant attains age 95). The earliest annuity commencement date is 30 days after you purchase your policy.

Election of Annuity Payment Option. Before the annuity commencement date, if the
----------------------------------
annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options (unless you become the new annuitant).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides five annuity payment options that are described below (these options are not available under the managed annuity plan). You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments (under some circumstances, the managed annuity plan rider could provide a higher annuitization value). The adjusted policy value is the policy value increased or decreased by any applicable excess interest adjustment. If the adjusted policy value on the annuity commencement date is less than $2,000, Transamerica reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options 3 and 5. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we
-----------------------------------
use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Transamerica agree. You and Transamerica will agree on withdrawal rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments
-----------------------------------------------
only for the fixed period you choose. No funds will remain at the end of the period.

Payment Option 3--Life Income. You may choose between:
-----------------------------
Fixed Payments
 .  No Period Certain (fixed or variable)--Payments will be made only during the annuitant's lifetime.
 .  10 Years Certain (fixed or variable)--Payments will be made for the longer of the annuitant's lifetime or ten years.
 .  Guaranteed Return of Policy Proceeds (fixed only)--Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.
 .  Life with Emergency Cash/SM/ (fixed or variable)--Payments will be made during the annuitant's lifetime. With the Life with Emergency Cash/SM/ feature, you are able to surrender all or a portion of the Life with
   Emergency Cash/SM/ benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash/SM/ benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The Life with Emergency Cash/SM/ benefit will continue through age 100 of the annuitant. The Life with Emergency Cash/SM/ benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS age limitation.)
Payment Option 4--Income of a Specified Amount. Payments are made for any
----------------------------------------------
specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity. You may choose between:
--------------------------------------------
 . No Period Certain (fixed or variable)--Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.
 . Life with Emergency Cash/SM/ (fixed or variable)--Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash/SM/ feature, you are able to surrender all or a portion of the Life with Emergency Cash/SM/ benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash/SM/ benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The Life with Emergency Cash/SM/ benefit will continue through age 100 of the annuitant. The Life with Emergency Cash/SM/ benefit is also a death benefit that is paid upon the death of the last annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation.)

NOTE CAREFULLY:

IF:
 .  you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
 .  the annuitant(s) dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:
 . we may make only one (two, three, etc.) annuity payments.

IF:
 .  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
 .  the person receiving payments dies prior to the end of the guaranteed period;
THEN:
 . the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available in all states.

8.  DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies before the annuity commencement date and the annuitant was also an owner. (If the annuitant was not an owner, a death benefit may or may not be paid. See below). The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

Before the Annuity Commencement Date
------------------------------------
We will pay a death benefit to your beneficiary IF:
 . you are both the annuitant and an owner of the policy; and . you die before the annuity commencement date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

We will also pay a death benefit to your beneficiary IF:
 .  you are not the annuitant; and
 . the annuitant dies before the annuity commencement date; and . you specifically requested that the death benefit be paid upon the annuitant's death.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

After the Annuity Commencement Date
-----------------------------------
The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
 .  you are not the annuitant; and
 . you die on or after the annuity commencement date; and . the entire interest in the policy has not been paid to you;
THEN:
 . the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:
------------------------------------------------
IF:
 .  you are not the annuitant; and
 . the annuitant dies prior to the annuity commencement date; and . you did not specifically request that the death benefit be paid upon the annuitant's death;
THEN:
 .  you will become the new annuitant and the policy will continue.

IF:
 .  you are not the annuitant; and
 .  you die prior to the annuity commencement date;
THEN:
 . the new owner (unless it is the spouse) must generally surrender the policy within five years of your death for the policy value increased or decreased by an excess interest adjustment.

NOTE CAREFULLY:

If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and Transamerica has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Transamerica.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The death benefit generally will be the greatest of:
 . policy value on the date we receive the required information; or . cash value on the date we receive the required information (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or
 .  guaranteed minimum death benefit, if any (discussed below).

Guaranteed Minimum Death Benefit

The guaranteed minimum death benefit is the Step-Up Death Benefit--the largest policy value on the policy date or on any policy anniversary before you reach age 81; plus any premium payments you have made since then; minus any adjusted partial withdrawals (discussed below) we have paid to you since then.

The Step-Up Death Benefit is not available if the owner or annuitant is 80 or older on the policy date. In those instances, the guaranteed minimum death benefit will be a return of premium--total premium payments, less any adjusted partial withdrawals as of the date of death.

IF:
 .  the surviving spouse elects to continue the policy instead of receiving the death benefit; and
 .  the guaranteed minimum death benefit is greater than the policy value;
THEN:
 . we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI.

9.  TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your policy until a distribution occurs--either as a withdrawal or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:

 . Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

 . Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

 . Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

 . Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

The policy contains death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

Withdrawals--Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern with respect to qualified policies. Generally, these rules restrict:
 . the amount that can be contributed to the policy during any year; and . the time when amounts can be paid from the policy.

In addition, a penalty tax may be assessed on amounts withdrawn from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Withdrawals -- 403(b) Policies

The Internal Revenue Code limits withdrawal from certain 403(b) policies. Withdrawals can generally only be made when a owner:
 .  reaches age 59 1/2;
 .  leaves his/her job;
 .  dies;
 . becomes disabled (as that term is defined in the Internal Revenue Code); or . declares hardship. However, in the case of hardship, the owner can only withdraw the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Withdrawals--Nonqualified Policies

If you make a withdrawal from your policy before the annuity commencement date, the Internal Revenue Code treats that withdrawal as first coming from earnings and then from your premium payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. (The excess interest adjustment resulting from the withdrawal may affect the amount on which you are taxed, but the tax treatment of excess interest adjustments is uncertain. You should consult a tax advisor if a withdrawal results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds your premiums paid (adjusted for any prior withdrawals that came out of premiums). The premium enhancement will be considered earnings. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:
 .  paid on or after the taxpayer reaches age 59 1/2;
 .  paid after an owner dies;
 .  paid if the taxpayer becomes totally disabled (as that term is defined in the
   Internal Revenue Code);
 .  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
 .  paid under an immediate annuity; or
 .  which come from premium payments made prior to August 14, 1982.

All non-qualified deferred policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distributions occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts should be includable in the income of the recipient:
 .  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:
 . Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
 . Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

It is unclear whether stabilized annuity payments under the managed annuity plan rider and the initial payment guarantee rider should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Additional Death Distribution Rider

You may purchase the optional additional death distribution (ADD) rider for your policy. We will not treat the ADD rider fee as a partial withdrawal from the policy for federal tax purposes. It is, however, possible that the Internal Revenue Service could take a contrary position and assert that some or all of the ADD rider fee should be treated as a partial withdrawal from the policy. If this were so, such a withdrawal could be taxable, and for owners under age 59 1/2, also subject to a tax penalty.

10.  ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) and (2), divided by the number of payouts made per year, where:
(1) is up to 10% (annually) of your premium (less partial withdrawals deemed to be premium); and
(2) is any gains in the policy.

Payments can be made monthly, quarterly, semi-annually, or annually.   Each
payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

Managed Annuity Plan

The optional "managed annuity plan" rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after 10 years. You may elect to purchase this benefit, which guarantees a minimum amount you will have to apply to a managed annuity plan payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The managed annuity plan will not be issued if you are 85 years old or older (earlier, if required by state law).

You can annuitize under the managed annuity plan (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value is:
---------------------------
 .  the policy value on the date the rider is issued; plus
 .  any additional premium payments (not including any premium enhancement);
   minus
 . an adjustment for any withdrawals made after the date the rider is issued; . which is accumulated at the annual growth rate written on page one of the rider; minus
 .  any premium taxes.

The annual growth rate is currently 6% per year. Transamerica may, at its discretion, change the rate in the future, but the rate will never be less than 3% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum annuitization value may only be used to annuitize using the managed annuity plan payment options and may not be used with any of the other annuity payment options listed in Section 7 of this prospectus. The managed annuity plan payment options are:
 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:
 .  You choose Life Income with No Period Certain or Joint and Full Survivor with
   No Period Certain; and
 .  The annuitant(s) dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:
 .  We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the managed annuity plan annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments described in Section 7 above), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable adjusted annuity factors. Therefore, the managed annuity plan should be regarded as a safety net. The costs of annuitizing under the managed annuity plan include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts. These costs should be balanced against the benefits of a minimum payout level.

Moreover, the initial payment guarantee option described below also provides for a minimum payout level, and it uses actuarial factors (such as a 3.5 % AIR) that provide for higher payment levels for a given policy value than the managed annuity plan (which uses a 3.0% AIR to calculate the first annuity payment and a 5.0% rate to calculate all subsequent payments). You should carefully consider these factors, since electing annuity payments under the managed annuity plan will generally be advantageous only when the minimum annuitization value is sufficiently in excess of the policy value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the waiting period before the managed annuity plan can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization
-----------------------------------
value to the policy value on a policy anniversary. This may be done within 30 days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:
 .  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;
 .  the new fees and thresholds may be higher (or lower) than before;
 . the new annual growth rate may be lower (or higher) than before; and . you will have a new ten year waiting period before you can exercise the managed annuity plan.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Conditions of Exercise of the Managed Annuity Plan. You can only annuitize using
--------------------------------------------------
the managed annuity plan within the 30 days after the tenth or later policy anniversary after the managed annuity plan is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade; Transamerica may, at its discretion, change the waiting period before the managed annuity plan can be exercised in the future. You cannot, however, annuitize using the managed annuity plan after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the managed annuity plan on page one of the rider.

NOTE CAREFULLY:

If you annuitize at any time other than indicated above, you cannot use the managed annuity plan.

Guaranteed Minimum Stabilized Payments. Annuity payments under the managed
--------------------------------------
annuity plan are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the managed annuity plan, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Managed Annuity Plan Rider Fee. A rider fee, currently 0.30% of the minimum
------------------------------
annuitization value on the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete withdrawal. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an
-----------------------
effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the managed annuity plan rider. The guaranteed payment fee is included on page one of the rider.

Termination. The managed annuity plan is irrevocable. You have the option not to
------------
use the benefit but you will not receive a refund of any fees you have paid. The managed annuity plan will terminate upon the earliest of the following:
 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the managed annuity plan);
 .  upgrade of the minimum annuitization value (although a new rider will be issued);
 .  termination of your policy; or
 . 30 days after the policy anniversary after your 94th birthday (earlier if required by state law).


The managed annuity plan may vary by state and may not be available in all states. For policies sold in New Jersey, certain provisions of the managed annuity plan differ from the following description. New Jersey residents should see the separate supplement describing the managed annuity plan for New
Jersey.


Additional Death Distribution

The optional "additional death distribution" or "ADD" rider pays an additional death distribution amount when a death benefit is payable under your policy. The ADD will be paid whenever the rider is elected and a death benefit is payable on the policy. The ADD rider is available for issue ages through age 80.

Additional Death Distribution Amount. The ADD is only payable if you elected the
-------------------------------------
rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The ADD is equal to:
 . the ADD factor (shown on page one of the rider) multiplied by . the rider earnings on the date used to calculate the death benefit.

Rider earnings equal:
 .  the policy death benefit; minus
 .  policy value on the rider date; minus
 .  premium payments after the rider date; plus
 . withdrawals after the rider date that exceed the rider earnings on the date of the withdrawal.

If you purchase your policy as part of a 1035 transfer or added the ADD rider after you purchased the policy, rider earnings do not include any gains before the ADD rider is added to your policy.

The ADD factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80. We may, at our discretion, change the factors in the future. Once the additional death benefit rider is added to you policy, however, your factor will not vary during the life of the rider.

For purposes of computing taxable gains, both the death benefit payable under the policy and the ADD will be considered.

Please see the Statement of Additional Information for an example which illustrates the ADD payable as well as the effect of a withdrawal on the ADD.

Spousal Continuation.  If a spouse elects to continue the policy instead of
---------------------
receiving a death benefit and ADD, the spouse has the following options:
 . Continue the policy and receive a one-time policy value increase equal to the ADD. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as they are under the age of 81, however, it would only cover gains from the time of such election going forward; or
 . Continue the policy without the one-time policy value increase and continue the rider as is. When the next death occurs, the rider will pay the ADD based on gains since the rider was issued, not since the time of the first death.

Additional Death Distribution Fee.  A rider fee, currently 0.25% of the policy
----------------------------------
value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee if you take a full withdrawal (once we have received all necessary regulatory approvals). The rider fee is equal to the policy value multiplied by the rider fee percentage shown on the first page of the rider. The rider fee is deducted pro rata from each investment choice.

Termination.  The rider will remain in effect until:
------------
 . you terminate it by notifying our service center in writting, . the policy is annuitized or surrendered, or . the ADD is paid or added to the policy value under a spousal continuation.

Once terminated, the ADD rider may be re-elected, however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains since it was re-elected.

This rider may viloate the requirements of certain qualified plans. Consult a competent tax adviser before electing this rider for any qualified policies.

The additional death distribution or ADD may vary by state and may not be available in all states.

Initial Payment Guarantee

You may only elect to purchase the initial payment guarantee at the time you annuitize your policy. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The initial payment guarantee does not establish or guarantee the performance of any subaccount.

With the initial payment guarantee, you receive stabilized payments that are guaranteed to never be less than a percentage (currently 100%) of the initial payment (i.e., the guaranteed payment).

Rider Fee.  There is a charge for the initial payment guarantee rider. This fee
---------
is reflected in the amount of the annuity payments that you receive if you select the payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The initial payment guarantee rider fee is equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

Other Terms and Conditions.  You may purchase the initial payment guarantee at
--------------------------
the time you annuitize your policy. You cannot delete this payment guarantee after you have selected this option.

The initial payment guarantee uses a 3.5% AIR. This means that the dollar amount of the annuity payments will remain level if the net investment return exactly equals the 3.5% assumed investment return. The payment amounts will increase if actual net investment performance exceeds the AIR, and decrease if actual net performance is below the AIR (but not below the guaranteed level). Note that the regular annuity payment options described in Section 7 above use a 5% AIR. This means that for a given dollar amount of policy value applied to a payment option, the first payment will be higher with the regular payment options than with the initial payment guarantee. However, with the initial payment guarantee the `threshold' net investment return required for level payments is 3.5%, whereas with the regular payment options (and for the managed annuity plan) it is 5%.

The managed annuity plan described above uses a 3.0% AIR to calculate the first payment. Therefore, for a given dollar amount of policy value applied to an annuity payment option, the initial payment (the guaranteed level) will be lower with the managed annuity plan than with the initial payment guarantee.

Termination. The initial payment guarantee rider is irrevocable.
-----------

The initial payment guarantee benefit may vary by state and may not be available in all states.

Nursing Care and Terminal Condition
Withdrawal Option

No surrender charges or excess interest adjustment will apply if you or your spouse has been:
 . confined in a hospital or nursing facility for 30 days in a row; or . diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit may not be available in all states. See the policy or endorsement for details and conditions.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, whichever is applicable) must have been:
 . employed full time for at least two years prior to becoming unemployed; and . employed full time on the policy date; and . unemployed for at least 60 days in a row at the time of the withdrawal; and . must have a minimum cash value at the time of withdrawal of $5,000.

You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. This benefit may not be available in all states. See the policy for details.

Telephone Transactions

You may make transfers and change the allocation of additional premium payments by telephone IF:
 .  you select the "Telephone Transfer/Reallocation Authorization" box in the
   policy enrollment form or enrollment information; or . you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. Transamerica reserves the right to revoke your telephone transaction privileges at any time without revoking all owners' telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money from certain investment options into the mutual fund subaccounts in the allocations you specified at the time you purchased your policy or by a subsequent written notice which will take effect for any transfers after the date it is received at our service center. This is known as dollar cost averaging. Your transfers will begin the month after we receive your request.

Dollar cost averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the dollar cost averaging program during all economic conditions.

If you elect dollar cost averaging and have multiple sources funding your policy, the dollar cost averaging program will begin with the first money received. As the money from the other sources is received, the amount of the dollar cost averaging transfers will increase but the length of the program will not. If some of the money from the other sources is not received before the dollar cost averaging program has ended, a new dollar cost averaging program will start when we receive the money (assuming it meets the minimum dollar cost averaging requirements discussed below).

If you make additional premium payments while a dollar cost averaging program is running, absent new instructions to the contrary, the amount of the dollar cost averaging transfers will increase but the length of the program will not.

There are two dollar cost averaging programs available under your policy:
Traditional and Special.

Traditional Dollar Cost Averaging.  During the accumulation phase, you may
----------------------------------
instruct us to automatically transfer money from the dollar cost averaging fixed account option, the Endeavor Money Market Subaccount, or the Dreyfus U.S. Government Securities Subaccount, into the mutual fund subaccounts in the allocations you specified. You may specify the dollar amount to be transferred either monthly or quarterly; however each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 monthly or 8 quarterly transfers are allowed. Transfers must begin within 30 days.

NOTE CAREFULLY:

 . If you attempt to begin a dollar cost averaging program with less than the necessary minimum amount, no transfers will be made and any amount allocated for that program will remain in the investment option you selected until you the minimum amount is reached or you transfer the funds out.

 . If you specify the number of transfers, up to two additional transfers may be necessary to complete the dollar cost averaging program.

Special Dollar Cost Averaging. During the accumulation phase, you may elect to
------------------------------
allocate premium payments to either the six or twelve month special dollar cost averaging accounts of the fixed account. Amounts will then be transferred from the special dollar cost averaging account to the mutual fund subaccounts on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified. Each transfer must be at least $500.

If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the dollar cost averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

(May vary by state and may not be available in all states. See contract for availability of the fixed account options.)

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.  OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment


You can also assign the policy any time during your lifetime. Transamerica will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company


As of March 1, 2001, PFL Life Insurance Company changed its name to Transamerica Life Insurance Company. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in the District of Columbia, Guam, and in all states except New York.


All obligations arising under the policy, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account


Transamerica established a separate account, called Separate Account VA C (formerly PFL Life Variable Annuity Account C), under the laws of the State of Iowa on February 20, 1997. The separate account receives and currently invests the premium payments that are allocated to it for investment in shares of the underlying mutual fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses, whether or not realized, from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica's other income, gains or losses.

The assets of the separate account are held in Transamerica's name on behalf of the separate account and belong to Transamerica. However, those assets that underly the policy are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account includes other subaccounts that are not available under the policy.

Mixed and Shared Funding


Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying funds. The underlying funds are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the portfolios of the underlying funds are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the underlying funds' prospectuses for more details.

Reinstatements

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights


Transamerica will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policy


AFSG Securities Corporation is the principal underwriter of the policy. Like Transamerica, it is an indirect wholly owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.


Commissions of up to 5.5% of premium payments or 4.5% of premium payments plus an annual continuing fee based on policy values will be paid to broker/dealers who sell the policy under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policy.

Variations in Certain Provisions

Certain provisions of the policy may vary from the descriptions in this prospectus in order to comply with different state laws. See your policy for variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy.

IMSA

Transamerica is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales, advertising and servicing of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

Financial Statements

The financial statements of Transamerica and the subaccounts are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy--General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Managed Annuity Plan -Additional Information
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

                                   APPENDIX A


                        CONDENSED FINANCIAL INFORMATION
                (For policies purchased on or after May 1, 2001)

The "Annual Step-Up through age 80 Death Benefit" for policy years 10 or more was not offered as of December 31, 2000, therefore condensed financial data is not available.

The Alliance Growth and Income Subaccount - Class B, Alliance Premier Growth Subaccount - Class B, Transamerica VIF Small Company Subaccount, Fidelity VIP Growth Subaccount - Service Class 2, WRL American Century Income & Growth Subaccount, WRL American Century International Subaccount, WRL Great Companies - AmericaSM Subaccount, WRL Great Companies - TechnologySM Subaccount, and WRL VKAM Emerging Growth Subaccount had not commenced operations as of December 31, 2000, therefore condensed financial data is not available.


                        CONDENSED FINANCIAL INFORMATION
                 (For policies purchased prior to May 1, 2001)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

       Annual Step-Up through age 80 Death Benefit for policy years 1 - 9
                (Total Separate Account Annual Expenses: 1.75%)


                                                                     Accumulation    Accumulation   Number of
                                                                      Unit Value      Unit Value   Accumulation
Subaccount                                                          at Beginning of   at End of    Units at End
                                                                         Year            Year        of Year
 ---------------------------------------------------------------------------------------------------------------
Capital Guardian Global/*/
   2000...........................................................        $1.085224
   1999/(1)/......................................................        $1.000000     $1.085224     1,000.000
 ---------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity
   2000...........................................................
---------------------------------------------------------------------------------------------------------------
Capital Guardian Value/*/
   2000...........................................................        $1.007713
   1999/(1)/......................................................        $1.000000     $1.007713     1,000.000
---------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value
   2000...........................................................        $1.080284
   1999/(1)/......................................................        $1.000000     $1.080284     1,000.000
---------------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government Securities
   2000...........................................................        $0.985468
   1999/(1)/......................................................        $1.000000     $0.985468     1,000.000
---------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation
   2000...........................................................        $1.039095
   1999/(1)/......................................................        $1.000000     $1.039095     1,000.000
---------------------------------------------------------------------------------------------------------------
Endeavor Money Market
   2000...........................................................        $1.001803
   1999/(1)/......................................................        $1.000000     $1.001803   142,117.867
---------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index
   2000...........................................................        $1.032110
   1999/(1)/......................................................        $1.000000     $1.032110     1,000.000
---------------------------------------------------------------------------------------------------------------
Endeavor High Yield
   2000...........................................................        $0.995199
   1999/(1)/......................................................        $1.000000     $0.995199     1,000.000
---------------------------------------------------------------------------------------------------------------
Endeavor Janus Growth
   2000...........................................................        $1.028369
   1999/(1)/......................................................        $1.000000     $1.028369     1,000.000
---------------------------------------------------------------------------------------------------------------

       Annual Step-Up through age 80 Death Benefit for policy years 1 - 9
                (Total Separate Account Annual Expenses: 1.75%)
                             continued.......


                                                                     Accumulation    Accumulation   Number of
                                                                      Unit Value      Unit Value   Accumulation
Subaccount                                                          at Beginning of   at End of    Units at End
                                                                         Year            Year        of Year
---------------------------------------------------------------------------------------------------------------

Jennison Growth/*/
   2000...........................................................        $1.003139
   1999/(1)/......................................................        $1.000000     $1.003139     1,000.000
---------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income
   2000...........................................................        $1.010544
   1999/(1)/......................................................        $1.000000     $1.010544     1,000.000
---------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock
   2000...........................................................        $1.057273
   1999/(1)/......................................................        $1.000000     $1.057273     1,000.000
---------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock
   2000...........................................................        $1.079826
   1999/(1)/......................................................        $1.000000     $1.079826     1,000.000
---------------------------------------------------------------------------------------------------------------
Janus Aspen - Aggressive Growth
   2000...........................................................        $1.000000
---------------------------------------------------------------------------------------------------------------
Janus Aspen - Strategic Value
   2000...........................................................        $1.000000
---------------------------------------------------------------------------------------------------------------
Janus Aspen - Worldwide Growth
   2000...........................................................        $1.000000
---------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth
   2000...........................................................        $1.145372
   1999/(1)/......................................................        $1.000000     $1.145372     1,000.000
---------------------------------------------------------------------------------------------------------------
Fidelity - VIP Equity-Income
   2000...........................................................        $1.000000
---------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund/(R)/
   2000...........................................................        $1.000000
---------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth Opportunities
   2000...........................................................        $1.000000
---------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap
   2000...........................................................        $1.000000
---------------------------------------------------------------------------------------------------------------
WRL Alger Aggressive Growth
   2000...........................................................        $1.077064
   1999/(1)/......................................................        $1.000000     $1.077064     1,000.000
---------------------------------------------------------------------------------------------------------------
WRL Gabelli Global Growth
   2000...........................................................        $1.000000
---------------------------------------------------------------------------------------------------------------
WRL Goldman Sachs Growth
   2000...........................................................        $1.045413
   1999/(1)/......................................................        $1.000000     $1.045413     1,000.000
---------------------------------------------------------------------------------------------------------------
WRL Great Companies - Global/2/
   2000...........................................................        $1.000000
---------------------------------------------------------------------------------------------------------------
WRL Janus Global
   2000...........................................................        $1.092565
   1999/(1)/......................................................        $1.000000     $1.092565     1,000.000
---------------------------------------------------------------------------------------------------------------

       Annual Step-Up through age 80 Death Benefit for policy years 1 - 9
                (Total Separate Account Annual Expenses: 1.75%)
                              continued.......



                                                                      Accumulation    Accumulation   Number of
                                                                      Unit Value      Unit Value   Accumulation
Subaccount                                                          at Beginning of   at End of    Units at End
                                                                         Year            Year        of Year
---------------------------------------------------------------------------------------------------------------
WRL NWQ Value Equity
   2000...........................................................        $1.044142
   1999/(1)/......................................................        $1.000000     $1.044142     1,000.000
---------------------------------------------------------------------------------------------------------------
WRL Pilgrim Baxter Mid Cap Growth
   2000...........................................................        $1.095095
   1999/(1)/......................................................        $1.000000     $1.095095     1,000.000
---------------------------------------------------------------------------------------------------------------
WRL Salomon All Cap
   2000...........................................................        $1.039339
   1999/(1)/......................................................        $1.000000     $1.039339     1,000.000
---------------------------------------------------------------------------------------------------------------
WRL T. Rowe Price Dividend Growth
   2000...........................................................        $1.014481
   1999/(1)/......................................................        $1.000000     $1.014481     1,000.000
---------------------------------------------------------------------------------------------------------------
WRL T. Rowe Price Small Cap
   2000...........................................................        $1.081865
   1999/(1)/......................................................        $1.000000     $1.081865     1,000.000
---------------------------------------------------------------------------------------------------------------

(1) Period from December  13, 1999 through December 31, 1999.

(2) Period from _______________ through _______________.

* Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The unit values shown reflect the portfolios' performance before these changes.

The Alliance Growth and Income Subaccount - Class B, Alliance Premier Growth Subaccount - Class B, Transamerica VIF Small Company Subaccount, Fidelity VIP Growth Subaccount - Service Class 2, WRL American Century Income & Growth Subaccount, WRL American Century International Subaccount, WRL Great Companies - America/SM/ Subaccount, WRL Great Companies - Technology/SM/ Subaccount, and WRL VKAM Emerging Growth Subaccount had not commenced operations as of December 31, 2000, therefore, comparable data is not available.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Endeavor Money Market Portfolio (the "Endeavor Money Market Subaccount"). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Endeavor Money Market Subaccount. The yield of the Endeavor Money Market
--------------------------------
Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount (other than the Endeavor Money
-----------------
Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The redemption value will, of course, reflect the premium enhancement.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charge for any optional rider. To the extent that any or all of a premium tax or rider charge is applicable to a particular policy, or the riders are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2000, and for the one and five year periods ended December 31, 2000 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee, administrative and distribution charge. Performance figures will reflect the 1.35% mortality and expense risk fee for policy years 1 - 9 and the 1.15% mortality and expense risk fee for policy years 10 or more. Standard total return calcuations will reflect the effect of surrender charges that may be applicable to a particular period. Table 1 total return figures do reflect a 5% premium enhancement. If they did not, the returns would be lower.


                                                    TABLE 1 - A
                                     Standardized Average Annual Total Returns
             (Assuming A Surrender Charge and No Managed Annuity Plan or Additional Death Distribution)
                                Annual Step-Up Death Benefit for policy years 1 - 9
                                  (Total Separate Account Annual Expenses: 1.75%)
--------------------------------------------------------------------------------------------------------------------
                                                            1 Year    5 Year    Inception of the      Subaccount
                                                            Ended     Ended      Subaccount to         Inception
Subaccount                                                 12/31/00  12/31/00       12/31/00             Date
--------------------------------------------------------------------------------------------------------------------
 Alliance Growth & Income - Class B
 Alliance Premier Growth - Class B
 Capital Guardian Global/(1)/                                                                      December 13, 1999
 Capital Guardian U.S. Equity                                                                       October 9, 2000
 Capital Guardian Value/(1)/                                                                       December 13, 1999
 Dreyfus Small Cap Value                                                                           December 13, 1999
 Dreyfus U.S. Government Securities                                                                December 13, 1999
 Endeavor Asset Allocation                                                                         December 13, 1999
 Endeavor Enhanced Index                                                                           December 13, 1999
 Endeavor High Yield                                                                               December 13, 1999
 Endeavor Janus Growth                                                                             December 13, 1999
 Jennison Growth/(1)/                                                                              December 13, 1999
 T. Rowe Price Equity Income                                                                       December 13, 1999
 T. Rowe Price Growth Stock                                                                        December 13, 1999
 T. Rowe Price International Stock                                                                 December 13, 1999
 Janus Aspen - Aggressive Growth - Service Shares
 Janus Aspen - Strategic Value - Service Shares
 Janus Aspen - Worldwide Growth - Service Shares
 Transamerica VIF Growth                                                                           December 13, 1999
 Transamerica VIF Small Company
 Fidelity - VIP Equity-Income - Service Class 2
 Fidelity - VIP Growth - Service Class 2
 Fidelity - VIP II Contrafund/(R)/ - Service Class 2
 Fidelity - VIP III Growth Opportunities - Service Class 2
 Fidelity - VIP III Mid Cap - Service Class 2
 WRL Alger Aggressive Growth                                                                       December 13, 1999
 WRL American Century Income & Growth
 WRL American Century International
 WRL Gabelli Global Growth
 WRL Goldman Sachs Growth                                                                          December 13, 1999
 WRL Great Companies - America/SM/
 WRL Great Companies - Global/2/
 WRL Great Companies - Technology/SM/
 WRL Janus Global/(3)/                                                                             December 13, 1999
 WRL NWQ Value Equity                                                                              December 13, 1999
 WRL Pilgrim Baxter Mid Cap Growth                                                                 December 13, 1999
 WRL Salomon All Cap                                                                               December 13, 1999
 WRL T. Rowe Price Dividend Growth                                                                 December 13, 1999
 WRL T. Rowe Price Small Cap                                                                       December 13, 1999
 WRL VKAM Emerging Growth
--------------------------------------------------------------------------------------------------------------------


                                                    TABLE 1 - B
                                     Standardized Average Annual Total Returns
             (Assuming A Surrender Charge and No Managed Annuity Plan or Additional Death Distribution)
                              Annual Step-Up Death Benefit for policy years 10 or more
                                  (Total Separate Account Annual Expenses: 1.55%)
--------------------------------------------------------------------------------------------------------------------
                                                            1 Year    5 Year    Inception of the      Subaccount
                                                            Ended     Ended      Subaccount to         Inception
Subaccount                                                 12/31/00  12/31/00       12/31/00             Date
--------------------------------------------------------------------------------------------------------------------
 Alliance Growth & Income - Class B
 Alliance Premier Growth - Class B
 Capital Guardian Global/(1)/                                                                      December 13, 1999
 Capital Guardian U.S. Equity                                                                       October 9, 2000
 Capital Guardian Value/(1)/                                                                       December 13, 1999
 Dreyfus Small Cap Value                                                                           December 13, 1999
 Dreyfus U.S. Government Securities                                                                December 13, 1999
 Endeavor Asset Allocation                                                                         December 13, 1999
 Endeavor Enhanced Index                                                                           December 13, 1999
 Endeavor High Yield                                                                               December 13, 1999
 Endeavor Janus Growth                                                                             December 13, 1999
 Jennison Growth/(1)/                                                                              December 13, 1999
 T. Rowe Price Equity Income                                                                       December 13, 1999
 T. Rowe Price Growth Stock                                                                        December 13, 1999
 T. Rowe Price International Stock                                                                 December 13, 1999
 Janus Aspen - Aggressive Growth - Service Shares
 Janus Aspen - Strategic Value - Service Shares
 Janus Aspen - Worldwide Growth - Service Shares
 Transamerica VIF Growth                                                                           December 13, 1999
 Transamerica VIF Small Company
 Fidelity - VIP Equity-Income - Service Class 2
 Fidelity - VIP Growth - Service Class 2
 Fidelity - VIP II Contrafund/(R)/ - Service Class 2
 Fidelity - VIP III Growth Opportunities - Service Class 2
 Fidelity - VIP III Mid Cap - Service Class 2
 WRL Alger Aggressive Growth                                                                       December 13, 1999
 WRL American Century Income & Growth
 WRL American Century International
 WRL Gabelli Global Growth
 WRL Goldman Sachs Growth                                                                          December 13, 1999
 WRL Great Companies - America/SM/
 WRL Great Companies - Global/2/
 WRL Great Companies - Technology/SM/
 WRL Janus Global/(3)/                                                                             December 13, 1999
 WRL NWQ Value Equity                                                                              December 13, 1999
 WRL Pilgrim Baxter Mid Cap Growth                                                                 December 13, 1999
 WRL Salomon All Cap                                                                               December 13, 1999
 WRL T. Rowe Price Dividend Growth                                                                 December 13, 1999
 WRL T. Rowe Price Small Cap                                                                       December 13, 1999
 WRL VKAM Emerging Growth
--------------------------------------------------------------------------------------------------------------------

(1) Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.

(2) The Alliance Growth and Income Subaccount - Class B, Alliance Premier Growth Subaccount - Class B, Transamerica VIF Small Company Subaccount, Fidelity VIP Growth Subaccount - Service Class 2, WRL American Century Income &

     Growth Subaccount, WRL American Century International Subaccount,
     WRL Great Companies - AmericaSM Subaccount, WRL Great Companies - TechnologySM Subaccount, and WRL VKAM Emerging Growth Subaccount had not commenced operations as of December 31, 2000, therefore, comparable information is not available.
(3) The WRL Janus Global Subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if you withdraw all your money from this subaccount after September 1, 2000, you may not reinvest your money in this subaccount.

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2, like Table 1, does not reflect the rider charge for any optional rider and does not reflect a 5% premium enhancement.


                                                   TABLE 2 - A
                                  Non-Standardized Average Annual Total Returns
                               (Assuming No Surrender Charge, Managed Annuity Plan,
                             5% Premium Enhancement or Additional Death Distribution)
                        Annual Step-Up through age 80 Death Benefit for policy years 1 - 9
                                 (Total Separate Account Annual Expenses: 1.75%)
------------------------------------------------------------------------------------------------------------------
                                                            1 Year    5 Year     Inception of       Subaccount
                                                            Ended     Ended     the Subaccount       Inception
 Subaccount                                                12/31/00  12/31/00    to 12/31/00           Date
 ------------------------------------------------------------------------------------------------------------------
  Alliance Growth & Income - Class B
  Alliance Premier Growth - Class B
  Capital Guardian Global/(1)/                                                                   December 13, 1999
  Capital Guardian U.S. Equity                                                                    October 9, 2000
  Capital Guardian Value/(1)/                                                                    December 13, 1999
  Dreyfus Small Cap Value                                                                        December 13, 1999
  Dreyfus U.S. Government Securities                                                             December 13, 1999
  Endeavor Asset Allocation                                                                      December 13, 1999
  Endeavor Enhanced Index                                                                        December 13, 1999
  Endeavor High Yield                                                                            December 13, 1999
  Endeavor Janus Growth                                                                          December 13, 1999
  Jennison Growth/(1)/                                                                           December 13, 1999
  T. Rowe Price Equity Income                                                                    December 13, 1999
  T. Rowe Price Growth Stock                                                                     December 13, 1999
  T. Rowe Price International Stock                                                              December 13, 1999
  Janus Aspen - Aggressive Growth - Service Shares
  Janus Aspen - Strategic Value - Service Shares
  Janus Aspen - Worldwide Growth - Service Shares
  Transamerica VIF Growth                                                                        December 13, 1999
  Transamerica VIF Small Company
  Fidelity - VIP Equity-Income - Service Class 2
  Fidelity - VIP Growth - Service Class 2
  Fidelity - VIP II Contrafund(R) - Service Class 2
  Fidelity - VIP III Growth Opportunities - Service Class
  Fidelity - VIP III Mid Cap - Service Class 2
  WRL Alger Aggressive Growth                                                                    December 13, 1999
  WRL American Century Income & Growth
  WRL American Century International
  WRL Gabelli Global Growth
  WRL Goldman Sachs Growth                                                                       December 13, 1999
  WRL Great Companies - America/SM/
  WRL Great Companies - Global/2/
  WRL Great Companies - Technology/SM/
  WRL Janus Global/(3)/                                                                          December 13, 1999
  WRL NWQ Value Equity                                                                           December 13, 1999
  WRL Pilgrim Baxter Mid Cap Growth                                                              December 13, 1999
  WRL Salomon All Cap                                                                            December 13, 1999
  WRL T. Rowe Price Dividend Growth                                                              December 13, 1999
  WRL T. Rowe Price Small Cap                                                                    December 13, 1999
  WRL VKAM Emerging Growth
------------------------------------------------------------------------------------------------------------------


                                                   TABLE 2 - B
                                  Non-Standardized Average Annual Total Returns
                               (Assuming No Surrender Charge, Managed Annuity Plan,
                             5% Premium Enhancement or Additional Death Distribution)
                     Annual Step-Up through age 80 Death Benefit for policy years 10 or more
                                 (Total Separate Account Annual Expenses: 1.55%)
------------------------------------------------------------------------------------------------------------------
                                                            1 Year    5 Year     Inception of       Subaccount
                                                            Ended     Ended     the Subaccount       Inception
 Subaccount                                                12/31/00  12/31/00    to 12/31/00           Date
------------------------------------------------------------------------------------------------------------------
  Alliance Growth & Income - Class B
  Alliance Premier Growth - Class B
  Capital Guardian Global/(1)/                                                                   December 13, 1999
  Capital Guardian U.S. Equity                                                                    October 9, 2000
  Capital Guardian Value/(1)/                                                                    December 13, 1999
  Dreyfus Small Cap Value                                                                        December 13, 1999
  Dreyfus U.S. Government Securities                                                             December 13, 1999
  Endeavor Asset Allocation                                                                      December 13, 1999
  Endeavor Enhanced Index                                                                        December 13, 1999
  Endeavor High Yield                                                                            December 13, 1999
  Endeavor Janus Growth                                                                          December 13, 1999
  Jennison Growth/(1)/                                                                           December 13, 1999
  T. Rowe Price Equity Income                                                                    December 13, 1999
  T. Rowe Price Growth Stock                                                                     December 13, 1999
  T. Rowe Price International Stock                                                              December 13, 1999
  Janus Aspen - Aggressive Growth - Service Shares
  Janus Aspen - Strategic Value - Service Shares
  Janus Aspen - Worldwide Growth - Service Shares
  Transamerica VIF Growth                                                                        December 13, 1999
  Transamerica VIF Small Company
  Fidelity - VIP Equity-Income - Service Class 2
  Fidelity - VIP Growth - Service Class 2
  Fidelity - VIP II Contrafund(R) - Service Class 2
  Fidelity - VIP III Growth Opportunities - Service Class
  Fidelity - VIP III Mid Cap - Service Class 2
  WRL Alger Aggressive Growth                                                                    December 13, 1999
  WRL American Century Income & Growth
  WRL American Century International
  WRL Gabelli Global Growth
  WRL Goldman Sachs Growth                                                                       December 13, 1999
  WRL Great Companies - America/SM/
  WRL Great Companies - Global/2/
  WRL Great Companies - Technology/SM/
  WRL Janus Global/(3)/                                                                          December 13, 1999
  WRL NWQ Value Equity                                                                           December 13, 1999
  WRL Pilgrim Baxter Mid Cap Growth                                                              December 13, 1999
  WRL Salomon All Cap                                                                            December 13, 1999
  WRL T. Rowe Price Dividend Growth                                                              December 13, 1999
  WRL T. Rowe Price Small Cap                                                                    December 13, 1999
  WRL VKAM Emerging Growth
------------------------------------------------------------------------------------------------------------------

/(1)/ Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.

/(2)/ The Alliance Growth and Income Subaccount - Class B, Alliance Premier Growth Subaccount - Class B, Transamerica VIF Small Company Subaccount, Fidelity VIP Growth Subaccount - Service Class 2, WRL American Century Income & Growth Subaccount, WRL American Century International Subaccount, WRL Great Companies - America/SM/ Subaccount, WRL Great Companies -Technology/SM/ Subaccount, and WRL VKAM Emerging Growth Subaccount had not commenced operations as of December 31, 2000, therefore, comparable information is not available.
/(3)/ The WRL Janus Global Subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if you withdraw all your money from this subaccount after September 1, 2000, you may not reinvest your money in this subaccount.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table).

Adjusted Historical Performance. The following performance data is historic
--------------------------------
performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policy. This data is not intended to indicate future performance.

For instance, as shown in Table 3 and Table 4 below, Transamerica may disclose average annual total returns for the portfolios reduced by all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative and distribution charge and surrender charges. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 3 total return figures do reflect a 5% premium enhancement. If they did not, the returns would be lower. Table 4 total return figures do not reflect a 5% premium enhancement. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, Table 3 and Table 4 do not reflect the charge for any optional rider.



The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2000, were as follows:


                                              TABLE 3 - A
                  Hypothetical (Adjusted Historical) Average Annual Total Returns/(1)/
       (Assuming A Surrender Charge and No Managed Annuity Plan or Additional Death Distribution)
                   Annual Step-Up through age 80 Death Benefit for policy years 1 - 9
                            (Total Separate Account Annual Expenses: 1.75%)
--------------------------------------------------------------------------------------------------------
                                                                             10 Year     Corresponding
                                                                               or          Portfolio
Portfolio                                                   1 Year  5 Year  Inception   Inception Date
--------------------------------------------------------------------------------------------------------
  Alliance Growth & Technology - Class B
  Alliance Premier Growth - Class B
  Capital Guardian Global                                                               February 3, 1998
  Capital Guardian U.S. Equity                                                           October 9, 2000
  Capital Guardian Value                                                                   May 27, 1993
  Dreyfus Small Cap Value                                                                   May 4, 1993
  Dreyfus U.S. Government Securities                                                       May 13, 1994
  Endeavor Asset Allocation                                                                April 8, 1991
  Endeavor Enhanced Index                                                                   May 1, 1997
  Endeavor High Yield                                                                      June 1, 1998
  Endeavor Janus Growth                                                                     May 1, 1999
  Jennison Growth                                                                        November 18, 1996
  T. Rowe Price Equity Income                                                             January 3, 1995
  T. Rowe Price Growth Stock                                                              January 3, 1995
  T. Rowe Price International Stock/(2)/                                                   April 8, 1991
  Janus Aspen - Aggressive Growth - Service Shares                                       December 31, 1999
  Janus Aspen - Strategic Value - Service Shares                                         December 31, 1999
  Janus Aspen - Worldwide Growth - Service Shares                                        December 31, 1999
  Transamerica VIF Growth/(3)/                                                           February 26, 1969
  Transamerica VIF Small Company
  Fidelity - VIP Equity-Income - Service Class 2/(4)/                                     October 9, 1986
  Fidelity - VIP Growth - Service Class 2/(4)/
  Fidelity - VIP II Contrafund(R) - Service Class 2/(4)/                                  January 3, 1995
  Fidelity - VIP III Growth Opportunities - Service Class 2/(4)/                          January 3, 1995
  Fidelity - VIP III Mid Cap - Service Class 2/(4)/                                      December 28, 1998
  WRL Alger Aggressive Growth                                                              March 1, 1994
  WRL American Century Income & Growth
  WRL American Century International
  WRL Gabelli Global Growth                                                              September 1, 2000
  WRL Goldman Sachs Growth                                                                  May 3, 1999
  WRL Great Companies - America/SM/
  WRL Great Companies - Global/2/                                                        September 1, 2000
  WRL Great Companies - Technology/SM/
  WRL Janus Global/(5)/                                                                  December 3, 1992
  WRL NWQ Value Equity                                                                      May 1, 1996
  WRL Pilgrim Baxter Mid Cap Growth                                                         May 3, 1999
  WRL Salomon All Cap                                                                       May 3, 1999
  WRL T. Rowe Price Dividend Growth                                                         May 3, 1999
  WRL T. Rowe Price Small Cap                                                               May 3, 1999
  WRL VKAM Emerging Growth
--------------------------------------------------------------------------------------------------------
+Ten Year Date
--------------------------------------------------------------------------------------------------------


                                               TABLE 3 - B
                   Hypothetical (Adjusted Historical) Average Annual Total Returns /(1)/
        (Assuming A Surrender Charge and No Managed Annuity Plan or Additional Death Distribution)
                 Annual Step-Up through age 80 Death Benefit for policy years 10 or more
                             (Total Separate Account Annual Expenses: 1.55%)
----------------------------------------------------------------------------------------------------------
                                                                               10 Year     Corresponding
                                                                                 or          Portfolio
Portfolio                                                     1 Year  5 Year  Inception   Inception Date
----------------------------------------------------------------------------------------------------------
   Alliance Growth & Income - Class B
   Alliance Premier Growth - Class B
   Capital Guardian Global                                                                 February 3, 1998
   Capital Guardian U.S. Equity                                                            October 9, 2000
   Capital Guardian Value                                                                   May 27, 1993
   Dreyfus Small Cap Value                                                                    May 4, 1993
   Dreyfus U.S. Government Securities                                                        May 13, 1994
   Endeavor Asset Allocation                                                                 April 8, 1991
   Endeavor Enhanced Index                                                                    May 1, 1997
   Endeavor High Yield                                                                       June 1, 1998
   Endeavor Janus Growth                                                                      May 1, 1999
   Jennison Growth                                                                         November 18, 1996
   T. Rowe Price Equity Income                                                              January 3, 1995
   T. Rowe Price Growth Stock                                                               January 3, 1995
   T. Rowe Price International Stock/(2)/                                                    April 8, 1991
   Janus Aspen - Aggressive Growth - Service Shares                                        December 31, 1999
   Janus Aspen - Strategic Value - Service Shares                                          December 31, 1999
   Janus Aspen - Worldwide Growth - Service Shares                                         December 31, 1999
   Transamerica VIF Growth/(3)/                                                            February 26, 1969
   Transamerica VIF Small Company
   Fidelity - VIP Equity-Income - Service Class 2/(4)/                                      October 9, 1986
   Fidelity - VIP Growth - Service Class 2/(4)/
   Fidelity - VIP II Contrafund/(R)/ - Service Class 2/(4)/                                 January 3, 1995
   Fidelity - VIP III Growth Opportunities - Service Class 2/(4)/                           January 3, 1995
   Fidelity - VIP III Mid Cap - Service Class 2/(4)/                                       December 28, 1998
   WRL Alger Aggressive Growth                                                               March 1, 1994
   WRL American Century Income & Growth
   WRL American Century International
   WRL Gabelli Global Growth                                                               September 1, 2000
   WRL Goldman Sachs Growth                                                                   May 3, 1999
   WRL Great Companies - America/SM/
   WRL Great Companies - Global/2/                                                         September 1, 2000
   WRL Great Companies - Technology/SM/
   WRL Janus Global/(5)/                                                                   December 3, 1992
   WRL NWQ Value Equity                                                                       May 1, 1996
   WRL Pilgrim Baxter Mid Cap Growth                                                          May 3, 1999
   WRL Salomon All Cap                                                                        May 3, 1999
   WRL T. Rowe Price Dividend Growth                                                          May 3, 1999
   WRL T. Rowe Price Small Cap                                                                May 3, 1999
   WRL VKAM Emerging Growth
----------------------------------------------------------------------------------------------------------
+Ten Year Date
----------------------------------------------------------------------------------------------------------

/(1)/ The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
/(2)/ Effective January 1, 1995, Rowe Price-Fleming International, Inc. became the new adviser to the Global Growth Portfolio. The Portfolio's name changed to the T. Rowe Price International Stock Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (that is, non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.
/(3)/ The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor.
/(4)/ Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.
/(5)/ The WRL Janus Global portfolio is only available to owners that held an investment in this portfolio on September 1, 2000. However, if you withdraw all your money from this portfolio after September 1, 2000, you may not reinvest your money in this portfolio.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)


                                               TABLE 4  - A
                    Hypothetical (Adjusted Historical) Average Annual Total Returns/(1)/
                           (Assuming No Surrender Charge, Managed Annuity Plan,
                         5% Premium Enhancement or Additional Death Distribution)
                    Annual Step-Up through age 80 Death Benefit for policy years 1 - 9
                             (Total Separate Account Annual Expenses: 1.75%)
----------------------------------------------------------------------------------------------------------
                                                                               10 Year     Corresponding
                                                                                 or          Portfolio
Portfolio                                                     1 Year  5 Year  Inception   Inception Date
----------------------------------------------------------------------------------------------------------
 Alliance Growth & Income - Class B
 Alliance Premier Growth - Class B
 Capital Guardian Global                                                                 February 3, 1998
 Capital Guardian U.S. Equity                                                             October 9, 2000
 Capital Guardian Value                                                                    May 27, 1993
 Dreyfus Small Cap Value                                                                    May 4, 1993
 Dreyfus U.S. Government Securitie                                                         May 13, 1994
 Endeavor Asset Allocation                                                                 April 8, 1991
 Endeavor Enhanced Index                                                                    May 1, 1997
 Endeavor High Yield                                                                       June 1, 1998
 Endeavor Janus Growth                                                                      May 1, 1999
 Jennison Growth                                                                         November 18, 1996
 T. Rowe Price Equity Income                                                              January 3, 1995
 T. Rowe Price Growth Stock                                                               January 3, 1995
 T. Rowe Price International Stock/(2)/                                                    April 8, 1991
 Janus Aspen - Aggressive Growth - Service Shares                                        December 31, 1999
 Janus Aspen - Strategic Value - Service Shares                                          December 31, 1999
 Janus Aspen - Worldwide Growth - Service Shares                                         December 31, 1999
 Transamerica VIF Growth/(3)/                                                            February 26, 1969
 Transmaerica VIF Small Company
 Fidelity - VIP Equity-Income - Service Class 2/(4)/                                      October 9, 1986
 Fidelity - VIP Growth - Service Class 2/(4)/
 Fidelity - VIP II Contrafund(R) - Service Class 2/(4)/                                   January 3, 1995
 Fidelity - VIP III Growth Opportunities - Service Class 2/(4)/                           January 3, 1995
 Fidelity - VIP III Mid Cap - Service Class 2/(4)/                                       December 28, 1998
 WRL Alger Aggressive Growth                                                               March 1, 1994
 WRL American Century Income & Growth
 WRL American Century International
 WRL Gabelli Global Growth                                                               September 1, 2000
 WRL Goldman Sachs Growth                                                                   May 3, 1999
 WRL Great Companies - America/SM/
 WRL Great Companies - Global/2/                                                         September 1, 2000
 WRL Great Companies - Technology/SM/
 WRL Janus Global/(5)/                                                                   December 3, 1992
 WRL NWQ Value Equity                                                                       May 1, 1996
 WRL Pilgrim Baxter Mid Cap Growth                                                          May 3, 1999
 WRL Salomon All Cap                                                                        May 3, 1999
 WRL T. Rowe Price Dividend Growth                                                          May 3, 1999
 WRL T. Rowe Price Small Cap                                                                May 3, 1999
 WRL VKAM Emerging Growth
----------------------------------------------------------------------------------------------------------
+Ten Year Date
----------------------------------------------------------------------------------------------------------


                                               TABLE 4  - B
                    Hypothetical (Adjusted Historical) Average Annual Total Returns/(1)/
                           (Assuming No Surrender Charge, Managed Annuity Plan,
                         5% Premium Enhancement or Additional Death Distribution)
                 Annual Step-Up through age 80 Death Benefit for policy years 10 or more
                             (Total Separate Account Annual Expenses: 1.55%)
----------------------------------------------------------------------------------------------------------
                                                                               10 Year     Corresponding
                                                                                 or          Portfolio
Portfolio                                                     1 Year  5 Year  Inception   Inception Date
----------------------------------------------------------------------------------------------------------
  Alliance Growth & Income - Class B
  Alliance Premier Growth - Class B
  Capital Guardian Global                                                                February 3, 1998
  Capital Guardian U.S. Equity                                                            October 9, 2000
  Capital Guardian Value                                                                   May 27, 1993
  Dreyfus Small Cap Value                                                                   May 4, 1993
  Dreyfus U.S. Government Securities                                                       May 13, 1994
  Endeavor Asset Allocation                                                                April 8, 1991
  Endeavor Enhanced Index                                                                   May 1, 1997
  Endeavor High Yield                                                                      June 1, 1998
  Endeavor Janus Growth                                                                     May 1, 1999
  Jennison Growth                                                                        November 18, 1996
  T. Rowe Price Equity Income                                                             January 3, 1995
  T. Rowe Price Growth Stock                                                              January 3, 1995
  T. Rowe Price International Stock/(2)/                                                   April 8, 1991
  Janus Aspen - Aggressive Growth - Service Shares                                       December 31, 1999
  Janus Aspen - Strategic Value - Service Shares                                         December 31, 1999
  Janus Aspen - Worldwide Growth - Service Shares                                        December 31, 1999
  Transamerica VIF Growth/(3)/                                                           February 26, 1969
  Transamerica VIF Small Company
  Fidelity - VIP Equity-Income - Service Class 2/(4)/                                     October 9, 1986
  Fidelity - VIP Growth - Service Class 2/(4)/
  Fidelity - VIP II Contrafund(R) - Service Class 2/(4)/                                  January 3, 1995
  Fidelity - VIP III Growth Opportunities - Service Class 2/(4)/                          January 3, 1995
  Fidelity - VIP III Mid Cap - Service Class 2/(4)/                                      December 28, 1998
  WRL Alger Aggressive Growth                                                              March 1, 1994
  WRL American Century Income & Growth
  WRL American Century International
  WRL Gabelli Global Growth                                                              September 1, 2000
  WRL Goldman Sachs Growth                                                                  May 3, 1999
  WRL Great Companies - America/SM/
  WRL Great Companies - Global/2/                                                        September 1, 2000
  WRL Great Companies - Technology/SM/
  WRL Janus Global/(5)/                                                                  December 3, 1992
  WRL NWQ Value Equity                                                                      May 1, 1996
  WRL Pilgrim Baxter Mid Cap Growth                                                         May 3, 1999
  WRL Salomon All Cap                                                                       May 3, 1999
  WRL T. Rowe Price Dividend Growth                                                         May 3, 1999
  WRL T. Rowe Price Small Cap                                                               May 3, 1999
  WRL VKAM Emerging Growth
----------------------------------------------------------------------------------------------------------
 +Ten Year Date
----------------------------------------------------------------------------------------------------------

/(1)/ The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

/(2)/ Effective January 1, 1995, Rowe Price-Fleming International, Inc. became the new adviser to the Global Growth Portfolio. The Portfolio's name changed to the T. Rowe Price International Stock Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (that is, non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the advisor to the Portfolio.
/(3)/ The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor.
/(4)/ Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.
/(5)/ The WRL Janus Global portfolio is only available to owners that held an investment in this portfolio on September 1, 2000. However, if you withdraw all your money from this portfolio after September 1, 2000, you may not reinvest your money in this portfolio.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average
annual total return figures would have been lower.   (See the FeeTable.)

                                   APPENDIX C

                               POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.


-----------------------------------------------------------------------------------------------------------------------------------
Policy Form/Endorsement                                             |           Approximate First Issue Date
AV464 101 121 799                                                   |           December 1999
RGMI 1 798 (Managed Annuity Plan Rider)                             |           December 1999
AV630 101 138 101                                                   |           Anticipated May 2001
                     (Additional Death Distribution Rider)          |           Anticipated May 2001
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Product Feature                                   AV464 101 121 799 and RGMI 1 798              AV630 101 138 101 and
-----------------------------------------------------------------------------------------------------------------------------------
Excess Interest Adjustment                        Yes                                           Yes
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit Option(s)        Step-Up Death Benefit--the largest            Step-Up Death Benefit--the largest
                                                  policy value on the policy date or on         policy value on the policy date or
                                                  any policy anniversary before you reach       on any policy anniversary before
                                                  age 76; plus any premium payments you         you reach age 81; plus any premium
                                                  partial have made since then; minus           payments you have made since then;
                                                  any have paid to you adjusted                 minus any adjusted partial
                                                  (available if owner or annuitant is 74        withdrawals (discussed below) we
                                                  withdrawals (discussed below) we since        have paid to you since then
                                                  then or younger).                             (available if owner or annuitant
                                                                                                is 79 or younger).
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed Period Options                         1, 3, 5, and 7 year guaranteed periods        1, 3, 5, and 7 year guaranteed
(available in the fixed account)                  available.                                    periods available.
-----------------------------------------------------------------------------------------------------------------------------------
Minimum effective annual interest rate            3%                                            3%
 applicable to the fixed account
-----------------------------------------------------------------------------------------------------------------------------------
Asset Rebalancing                                 Yes                                           Yes
-----------------------------------------------------------------------------------------------------------------------------------
Death Proceeds                                    Greatest of (a) policy value, (b) cash        Greatest of (a) policy value, (b)
                                                  value, and (c) guaranteed minimum death       cash value, and (c) guaranteed
                                                  benefit.                                      minimum death benefit.

Is Mortality & Expense Risk Fee different         Yes (1.10%, plus administrative charge,       Yes (1.10%, plus administrative
 after the annuity commencement date?             regardless of the death benefit chosen        charge, regardless of the death
                                                  prior to the annuity commencement date.)      benefit chosen prior to the annuity
                                                                                                commencement date.)

-----------------------------------------------------------------------------------------------------------------------------------
Dollar Cost Averaging Fixed Account Option        Yes                                           Yes
-----------------------------------------------------------------------------------------------------------------------------------
Service Charge                                    Annual service charge of $40 (but not         Annual service charge of $40 (but
                                                  more than 2% of the policy value) is          not more than 2% of the policy
                                                  charged on each policy anniversary and        value) is charged on each policy
                                                  at surrender. The service charge is           anniversary and at surrender. The
                                                  waived if your policy value is at least       service charge is waived if your
                                                  $100,000 or withdrawals, is at least          policy value is at least $100,000
                                                  $100,000.                                     or if the sum of your premiums,
                                                                                                less all partial if the sum of your
                                                                                                premiums, less all partial
                                                                                                withdrawals, is at least $100,000.
-----------------------------------------------------------------------------------------------------------------------------------
Nursing Care and Terminal Condition               Yes                                           Yes

Withdrawal Option
-----------------------------------------------------------------------------------------------------------------------------------
Unemployment Waiver                               Yes                                           Yes
-----------------------------------------------------------------------------------------------------------------------------------
Managed Annuity Plan Rider                        Yes                                           Yes
-----------------------------------------------------------------------------------------------------------------------------------
Additional Death Distribution Rider               N/A                                           Yes
-----------------------------------------------------------------------------------------------------------------------------------

                              TRANSAMERICA EXTRA
                                VARIABLE ANNUITY
                       (formerly EXTRA Variable Annuity)

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY
                     (formerly PFL Life Insurance Company)

                          Supplement Dated May 1, 2001
                                     to the
                          Prospectus dated May 1, 2001


For New Jersey policies, the optional managed annuity plan is as described in this supplement and not as described in the prospectus.

Managed Annuity Plan

The optional "managed annuity plan" rider can be used to provide you a certain level of income in the future by guaranteeing a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a managed annuity plan payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The managed annuity plan rider will not be issued if you are 85 years old or older.

You can annuitize under the managed annuity plan (subject to the conditions described below) at the greater of the policy value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value. If the managed annuity plan is added when you
---------------------------
purchase the policy or in the first policy year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the policy) is the total premium payments. If the managed annuity plan is added after the first policy year, the minimum annuitization value on the rider date is the policy value.


After the rider date, the minimum annuitization value is:
 .  the minimum annuitization value on the rider date; plus
 .  any additional premium payments; minus
 .  an adjustment for any withdrawals made after the rider date;
 . the result of which is accumulated at the annual growth rate; minus . any premium taxes.

Please note that if you annuitize using the managed annuity plan on any date other than a rider anniversary, there may be a downward adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment" below.

The annual growth rate is 6% per year. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information. In addition to the immediate reduction in the minimum annuitization value due to the withdrawal, the same withdrawal, if taken in the rider year that you annuitize using the managed annuity plan, may also result in a negative minimum annuitization value adjustment. See "Minimum Annuitization Value Adjustment" below.

The minimum annuitization value may only be used to annuitize using the managed annuity plan payment options and may not be used with any of the other annuity payment options listed in the prospectus. The managed annuity plan payment options are:

 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

Note Carefully:
IF:
 .  You choose Life Income with No Period Certain or Joint and Full Survivor with
   No Period Certain; and
 .  The annuitant(s) dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:
 .  We will make only one (two, three, etc.) annuity payments.

Please note that if you annuitize using the managed annuity plan before the 10th rider anniversary, the payments will be calculated with an annuity factor age adjustment. See "Annuity Factor Age Adjustment" below.

Minimum Annuitization Value Adjustment.  If you annuitize under the managed
--------------------------------------
annuity plan on any date other than a rider anniversary, the minimum annuitization value will be adjusted downward if your policy value has decreased since the last rider anniversary (or the rider date for annuitizations within the first rider year). The adjusted minimum annuitization value will equal:

 .  the policy value on the date you annuitize; plus
 .  the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus
 . the policy value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:
 . you annuitize on a rider anniversary; or . your policy value has increased since the last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment.  If you annuitize using the managed annuity plan
-----------------------------
before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age resulting in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:

-----------------------------------------------------
     Number of Years           Age Adjustment:
      Since the                Number of Years
      Rider Date               Subtracted from
                                 Your Age
-----------------------------------------------------
         0-1                          10
-----------------------------------------------------
         1-2                           9
-----------------------------------------------------
         2-3                           8
-----------------------------------------------------
         3-4                           7
-----------------------------------------------------
         4-5                           6
-----------------------------------------------------
         5-6                           5
-----------------------------------------------------
         6-7                           4
-----------------------------------------------------
         7-8                           3
-----------------------------------------------------
         8-9                           2
-----------------------------------------------------
         9-10                          1
-----------------------------------------------------
          10                           0
-----------------------------------------------------

Please note that the minimum annuitization value is used solely to calculate the managed annuity plan annuity payments. The managed annuity plan does not establish or guarantee policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable adjusted annuity factors. Therefore, the managed annuity plan should be regarded as a safety net. The costs of annuitizing under the managed annuity plan include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may also include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization
-----------------------------------
value to the policy value at any time before your 95th birthday.

If you upgrade:
 .  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and . the new rider's specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value at that time.

Conditions of Exercise of the Managed Annuity Plan. You can annuitize using the
--------------------------------------------------
managed annuity plan at any time before your 95th birthday. For your convenience, we will put the last date to annuitize using the managed annuity plan on page one of the rider.

Note Carefully:

 . If you annuitize at any time other than a rider anniversary, there may be a negative adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment."

 . If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."

 . If you take a withdrawal during the rider year that you annuitize, your minimum annuitization value will be reduced to reflect the withdrawal and will likely be subject to a negative minimum annuitization value adjustment.

Guaranteed Minimum Stabilized Payments. Annuity payments under the managed
--------------------------------------
annuity plan are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each rider year.

During the first rider year after annuitizing using the managed annuity plan, each stabilized payment will equal the initial payment. On each rider anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that rider year. The stabilized payment on each rider anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Managed Annuity Plan Rider Fee. A rider fee, currently 0.35% of the minimum
------------------------------
annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee upon termination. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. PFL may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an
-----------------------
effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the managed annuity plan rider.

Termination. The managed annuity plan will terminate upon the earliest of the
------------
following:

 .  the date we receive written notice from you requesting termination of the managed annuity plan;
 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the managed annuity plan);
 .  upgrade of the minimum annuitization value (although a new rider will be issued);
 .  termination of your policy; or
 . 30 days after the last date to elect the benefit as shown on page 1 of the rider.

                      STATEMENT OF ADDITIONAL INFORMATION

                      TRANSAMERICA EXTRA VARIABLE ANNUITY
                       (FORMERLY EXTRA VARIABLE ANNUITY)

                                 Issued through
                             SEPARATE ACCOUNT VA C
                 (FORMERLY PFL LIFE VARIABLE ANNUITY ACCOUNT C)

                                   Offered by
                      TRANSAMERICA LIFE INSURANCE COMPANY
                     (FORMERLY PFL LIFE INSURANCE COMPANY)

                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Extra Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2001 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Terms used in the current prospectus for the variable annuity are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated:  May 1, 2001

                               TABLE OF CONTENTS

                                                                                  Page
                                                                                  -----
GLOSSARY OF TERMS...............................................................
THE POLICY--GENERAL PROVISIONS..................................................
  Owner.........................................................................
  Entire Contract...............................................................
  Misstatement of Age or Sex....................................................
  Addition, Deletion, or Substitution of Investments............................
  Excess Interest Adjustment....................................................
  Reallocation of Annuity Units After the Annuity Commencement Date.............
  Annuity Payment Options.......................................................
  Death Benefit.................................................................
  Death of Owner................................................................
  Assignment....................................................................
  Evidence of Survival..........................................................
  Non-Participating.............................................................
  Amendments....................................................................
  Employee and Agent Purchases..................................................
CERTAIN FEDERAL INCOME TAX CONSEQUENCES.........................................
  Tax Status of the Policy......................................................
  Taxation of Transamerica......................................................
INVESTMENT EXPERIENCE...........................................................
  Accumulation Units............................................................
  Annuity Unit Value and Annuity Payment Rates..................................
MANAGED ANNUITY PLAN--ADDITIONAL INFORMATION....................................
ADDITIONAL DEATH DISTRIBUTION BENEFIT--ADDITIONAL INFORMATION...................
HISTORICAL PERFORMANCE DATA.....................................................
  Money Market Yields...........................................................
  Other Subaccount Yields.......................................................
  Total Returns.................................................................
  Other Performance Data........................................................
  Adjusted Historical Performance Data..........................................
PUBLISHED RATINGS...............................................................
STATE REGULATION OF TRANSAMERICA................................................
ADMINISTRATION..................................................................
RECORDS AND REPORTS.............................................................
DISTRIBUTION OF THE POLICIES....................................................
VOTING RIGHTS...................................................................
OTHER PRODUCTS..................................................................
CUSTODY OF ASSETS...............................................................
LEGAL MATTERS...................................................................
INDEPENDENT AUDITORS............................................................
OTHER INFORMATION...............................................................
FINANCIAL STATEMENTS............................................................

                               GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--An amount equal to the policy value increased or decreased by any excess interest adjustments.


Administrative and Service Office--Financial Markets Division--Variable Annuity Dept., Transamerica Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.


Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary--The person who has the right to the death benefit set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.


Cash Value-- The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code--The Internal Revenue Code of 1986, as amended.

Enrollment form--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.


Excess Interest Adjustment--A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers, from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and which are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account, which Transamerica may offer, into which premiums may be paid or amounts may be transferred.

Nonqualified Policy--A policy other than a qualified policy.


Owner-- The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Participant--A person who makes premium payments or for whom premium payments are made under the policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
 .  premium payments (including any premium enhancement); minus

 .  partial withdrawals (including the net effect of any applicable excess interest adjustments and/or surrender charges on such withdrawals); plus . interest credited in the fixed account; plus
 .  accumulated gains in the separate account; minus
 .  losses in the separate account; minus
 .  service charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year--A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.


Premium Payment--An amount paid to Transamerica by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.


Separate Account--Separate Account VA C, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policy may be allocated.

Service Charge--An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $40, but will not exceed 2% of the policy value.

Subaccount--A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.


Surrender Charge--A percentage of each premium payment in an amount from 9% to 0% depending upon the length of time from the date of each premium payment. The surrender charge is assessed on surrenders of, or partial withdrawals from, the policy. A surrender charge may also be referred to as a "contingent deferred sales charge."

Valuation Period--The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments--Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.


Written Notice or Written Request--Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

                         THE POLICY--GENERAL PROVISIONS

Owner


The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.


Note carefully. If the owner does not name a contingent owner, the owner's
--------------
estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Transamerica.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.


When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of your death.

Entire Contract


The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

Misstatement of Age or Sex


If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments


Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission ("SEC"). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Endeavor Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may transfer the assets of the separate account associated with the policies to another account or accounts.

Excess Interest Adjustment


Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if interest rates Transamerica set have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower policy value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher policy value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

                                S* (G-C)* (M/12)

S  =   Gross amount being withdrawn that is subject to the excess interest adjustment
G  =   Guaranteed interest rate in effect for the policy
C  =   Current guaranteed interest rate then being offered on new premiums for the next longer option period than "M". If this policy or such an option period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.
M  =   Number of months remaining in the current option period, rounded up to the next higher whole number of months.
*  =   multiplication
/\ =   exponentiation

The following examples assume no premium enhancement.

                  Example 1 (Surrender, rates increase by 3%):


------------------------------------------------------------------------------------------------------------------------
Single premium:                                              $50,000
Guarantee period:                                            5 Years
Guarantee rate:                                              5.50% per annum
Surrender:                                                   middle of policy year 2
Policy value at middle of policy year 2                      = 50,000* (1.05) * (1.055) /\ 1.5 = 56,890.27
Cumulative Earnings                                          = 56,890.27 - 50,000.00 = 6,890.27
10% of Premium                                               = 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2               = 6,890.27
Amount free of excess interest adjustment                    = 6,890.27
Amount subject to excess interest adjustment                 = 56,890.27 - 6,890.27 = 50,000.00
Excess interest adjustment floor                             = 50,000* (1.03) /\ 1.5 = 52,266.79
Excess interest adjustment
G = .055
C = .085
M = 18
Excess interest adjustment                                   = S* (G-C)* (M/12)
                                                             = 50,000.00 * (.055-.085) * (18/12)
                                                             = -2,250.00, excess interest adjustment cannot cause the
                                                             adjusted policy value to fall below the excess interest
                                                             adjustment floor, 52,266.79 - 56,890.27 = 4,623.48
Adjusted policy value                                        = policy value + excess interest adjustment
                                                             = 56,890.27 + (-2,250.00) = 54,640.27
Surrender charges                                            = (50,000 - (6,890.27 - 6,890.27)) * .08 = 4,000.00
Net surrender value at middle of policy year 2               = 54,640.27 - 4,000.00 = 50,640.27
------------------------------------------------------------------------------------------------------------------------

                  Example 2 (Surrender, rates decrease by 1%):


------------------------------------------------------------------------------------------------------------------------
Single premium:                                              $50,000
Guarantee period:                                            5 Years
Guarantee rate:                                              5.50% per annum
Surrender:                                                   middle of policy year 2
Policy value at middle of policy year 2                      = 50,000* (1.05) * (1.055) /\ 1.5 = 56,890.27
Cumulative Earnings                                          = 56,890.27 - 50,000.00 = 6,890.27
10% of Premium                                               = 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2               = 6,890.27
Amount free of excess interest adjustment                    = 6,890.27
Amount subject to excess interest adjustment                 = 56,890.27 - 6,890.27 = 50,000.00
Excess interest adjustment floor                             = 50,000* (1.03) /\ 1.5 = 52,266.79
Excess interest adjustment
G = .055
C = .045
M = 18
Excess interest adjustment                                   = S* (G-C)* (M/12)
                                                             = 50,000.00 * (.055 - .045) * (18/12) = 750.00
Adjusted policy value                                        = 56,890.27 + 750.00 = 57,640.27
Surrender charges                                            = (50,000 - (6,890.27 - 6,890.27)) * .08 = 4,000.00
Net surrender value at middle of policy year 2               = 57,640.27 - 4,000.00 = 53,640.27
------------------------------------------------------------------------------------------------------------------------



On a partial withdrawal, Transamerica will pay the owner the full amount of withdrawal requested (as long as the policy value is sufficient). Amounts withdrawn will reduce the policy value by an amount equal to:

                                   R - E + SC

R    = the requested partial withdrawal;
E    = the excess interest adjustment; and
SC   = the surrender charges on (EPW - E); where
EPW  = the excess partial withdrawal amount.

             Example 3 (Partial Withdrawal, rates increase by 1%):


------------------------------------------------------------------------------------------------------------------------
Single premium:                                              $50,000
Guarantee period:                                            5 Years
Guarantee rate:                                              5.50% per annum
Partial withdrawal:                                          $20,000; middle of policy year 2
Policy value at middle of policy year 2                      = 50,000 * (1.05) * (1.055) /\ 1.5 = 56,890.27
Cumulative Earnings                                          = 56,890.27 - 50,000.00 = 6,890.27
10% of Premium                                               = 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 3               = 6,890.27
Amount free of excess interest adjustment                    = 6,890.27
Excess interest adjustment / surrender charge
  S   = 20,000 - 6,890.27 = 13,109.73
  G   = .055
  C   = .065
  M   = 18
  E   = 13,109.73 * (.055-.065)* (18/12) = -196.65
  EPW = 20,000 - 6,890.27 = 13,109.73
  SC  = .08 * (13,109.73 - (-196.65) = 1,064.51
Remaining policy value at middle of policy year 2            = 56,890.27 - (R - E + surrender charge)
                                                             = 56,890.27 - (20,000 - (-196.65) + 1,064.51) = 35,629.11
------------------------------------------------------------------------------------------------------------------------


              Example 4 (Partial Withdrawal, rates decrease by 1%):


------------------------------------------------------------------------------------------------------------------------
Single premium:                                              $50,000
Guarantee period:                                            5 Years
Guarantee rate:                                              5.50% per annum
Partial withdrawal:                                          $20,000; middle of policy year 2
Policy value at middle of policy year 2                      = 50,000 * (1.05) * (1.055) /\ 1.5 = 56,890.27
Cumulative Earnings                                       = 56,890.27 - 50,000.00 = 6,890.27
10% of Premium                                            = 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2               = 6,890.27
Amount free of excess interest adjustment                 = 6,890.27
Excess interest adjustment / surrender charge
  S   = 20,000 - 6,890.27 = 13,109.73
  G   = .055
  C   = .045
  M   = 18
  E   = 13,109.73 * (.055-.045)* (18/12) = 196.65
  EPW = 20,000 - 6,890.27 = 13,109.73
  SC  = .08 * (13,109.73 - 196.65) = 1,033.05
Remaining policy value at middle of policy year 2            = 56,890.27 - (R - E + surrender charge)
                                                             = 56,890.27 - (20,000 - 196.65 + 1,033.05) = 36,053.87
------------------------------------------------------------------------------------------------------------------------


Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica's administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options


During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options.  The dollar amount of the first variable annuity
-------------------------
payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the "2000 Table", using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable
-------------------------------------------
payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:


     Annuity Commencement Date                           Adjusted Age
     -------------------------                           ------------
            Before 2010                                   Actual Age
             2010-2019                                Actual Age minus 1
             2020-2026                                Actual Age minus 2
             2027-2033                                Actual Age minus 3
             2034-2040                                Actual Age minus 4
             After 2040                          As Determined by Transamerica


This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments
----------------------------------------------
other than the first are calculated using annuity units and are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount as of the first business day of each month.

Death Benefit

Adjusted Partial Withdrawal. The amount of your guaranteed minimum death benefit
----------------------------
is reduced due to a partial withdrawal called the adjusted partial withdrawal. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial withdrawal is equal to (1) multiplied by (2), where:
(1) is the gross partial withdrawals, where gross partial withdrawal = requested withdrawal minus excess interest adjustment plus surrender charges on (excess partial withdrawal minus excess interest adjustment); and
(2) is the adjustment factor = current death benefit prior to the withdrawal divided by the current policy value prior to the withdrawal.

The following examples describe the effect of a withdrawal on the guaranteed minimum death benefit and policy value.


                                    Example 1
                                 (Assumed Facts)
------------------------------------------------------------------------------------------------------------------------
$75,000  current guaranteed minimum death benefit before withdrawal
---------------------------------------------------------------------------------------------------------------
$50,000  current policy value before withdrawal
---------------------------------------------------------------------------------------------------------------
$75,000  current death benefit (larger of policy value and guaranteed minimum death benefit)
---------------------------------------------------------------------------------------------------------------
 6%      current surrender charge percentage
---------------------------------------------------------------------------------------------------------------
$15,000  requested withdrawal
---------------------------------------------------------------------------------------------------------------
$40,000  cumulative premium payments
---------------------------------------------------------------------------------------------------------------
$ 4,000  surrender charge-free amount (assumes 10% of premium penalty free withdrawal is available)
---------------------------------------------------------------------------------------------------------------
$11,000  excess partial withdrawal (amount subject to surrender charge)
---------------------------------------------------------------------------------------------------------------
$   100  excess interest adjustment (assumes interest rates have decreased since initial guarantee)
---------------------------------------------------------------------------------------------------------------
$   654  surrender charge on (excess partial withdrawal less excess interest adjustment) = 0.06 * (11,000-100)
---------------------------------------------------------------------------------------------------------------
$11,554  reduction in policy value due to excess partial withdrawal = 11,000-100 + 654
---------------------------------------------------------------------------------------------------------------
$23,331  adjusted partial withdrawal = (4,000 + 11,554) * (75,000/50,000)
---------------------------------------------------------------------------------------------------------------
$51,669  new guaranteed minimum death benefit (after withdrawal) = 75,000-23,331
---------------------------------------------------------------------------------------------------------------
$34,446  new policy value (after withdrawal) = 50,000-15,554
---------------------------------------------------------------------------------------------------------------


Summary:
--------
Reduction in guaranteed minimum death benefit               = $23,331
Reduction in policy value                                   = $15,554

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the withdrawal.

                                    Example 2
                                 (Assumed Facts)
---------------------------------------------------------------------------------------------------------------
$50,000  current guaranteed minimum death benefit before withdrawal
---------------------------------------------------------------------------------------------------------------
$75,000  current policy value before withdrawal
---------------------------------------------------------------------------------------------------------------
$75,000  current death benefit (larger of policy value and guaranteed minimum death benefit)
---------------------------------------------------------------------------------------------------------------
  6%     current surrender charge percentage
---------------------------------------------------------------------------------------------------------------
$15,000  requested withdrawal
---------------------------------------------------------------------------------------------------------------
$60,000  cumulative premium payments
---------------------------------------------------------------------------------------------------------------
$ 6,000  surrender charge-free amount (assumes 10% of premium penalty free withdrawal is available)
---------------------------------------------------------------------------------------------------------------
$ 9,000  excess partial withdrawal (amount subject to surrender charge)
---------------------------------------------------------------------------------------------------------------
$ - 100  excess interest adjustment (assumes interest rates have increased since initial guarantee)
---------------------------------------------------------------------------------------------------------------
$   546  surrender charge on (excess partial withdrawal less excess interest adjustment) = 0.06 * [(9000 -
         (-100)]
---------------------------------------------------------------------------------------------------------------
$ 9,646  reduction in policy value due to excess partial withdrawal = 9000 - (-100) + 456 = 9000 + 100 + 546
---------------------------------------------------------------------------------------------------------------
$15,646  adjusted partial withdrawal = (6,000 + 9,646) * (75,000/75,000)
---------------------------------------------------------------------------------------------------------------
$34,354  new guaranteed minimum death benefit (after withdrawal) = 50,000-15,646
---------------------------------------------------------------------------------------------------------------
$59,354  new policy value (after withdrawal) = 75,000-15,646
---------------------------------------------------------------------------------------------------------------

Summary:
--------
Reduction in guaranteed minimum death benefit                = $15,646
Reduction in policy value                                    = $15,646

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the withdrawal.


Due proof of death of the annuitant is proof that the annuitant that is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If the annuitant was an owner, the death benefit must (1) be distributed within five years of the date of the deceased's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased's death. If the sole beneficiary is the deceased's surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If the annuitant is not an owner, and an owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner's spouse, however, the adjusted policy value must be distributed:
(1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy). If the sole successor owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in
------------
effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" for more information about these rules. Other rules may apply to qualified policies.

Assignment


During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival


Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating


The policy will not share in Transamerica's surplus earnings; no dividends will be paid.

Amendments


No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica's officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases


The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.


                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Distribution Requirements. The Code requires that nonqualified policies contain
--------------------------
specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.


Diversification Requirements. Section 817(h) of the Code provides that in order
----------------------------
for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (S)1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."


The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of one or more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. Transamerica, therefore, reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

Withholding. The portion of any distribution under a policy that is includable
------------
in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types
-------------------
of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.


Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual
--------------------------------
retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and
(vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as a traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section
------------------------------------------------
408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public
---------------------
school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a)
-------------------------------------------------------------
and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually
----------------------------
providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract
--------------------
held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."


Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.

                             INVESTMENT EXPERIENCE

A "net investment factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is received, whichever is later. The value of an accumulation unit for the subaccounts was arbitrarily established at $1 at the inception of each subaccount.

Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

For the separate account, an index (the "net investment factor") which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
  (a)  is the net result of:
     (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period; plus
     (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period; plus or minus

     (3) a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;
  (b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period.
  (c) is an amount representing the separate account charge and any rider fees, if applicable.

      Illustration of Separate Account Accumulation Unit Value Calculations

       Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor = (A + B - C) - E
                        -----------
                            D

     Where: A =  The net asset value of an underlying fund share as of the end of the current valuation period.
                 Assume....................................................................  A = $11.57

            B =  The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
                 Assume....................................................................  B = 0

            C =  The per share charge or credit for any taxes reserved for at the end of the current valuation period.
                 Assume....................................................................  C = 0

            D =  The net asset value of an underlying fund share at the end of the immediately preceding valuation period.
                 Assume....................................................................  D = $11.40

            E =  The daily deduction for the mortality and expense risk fee and the administrative charge, which totals 1.75% on an annual basis. On a daily basis, E equals .000047532.



Then, the net investment factor = (11.57 + 0 - 0) - .000047532 = Z = 1.014864749
                                  ---------------
                                      (11.40)


        Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

   Where:   A =  The accumulation unit value for the immediately preceding valuation period.
                 Assume....................................................................  = $X

            B =  The net investment factor for the current valuation period.
                 Assume....................................................................  = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates


For the separate account, the amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually (3.5% annually if the initial payment guarantee rider is selected). Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. For the separate account, the value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:
  (a) is the variable annuity unit value on the immediately preceding business day;
  (b) is the net investment factor for the valuation period; and
  (c) is the investment result adjustment factor for the valuation period.


The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The investment result adjustment factor for the valuation period is the product of discount factors of .99990575 per day to recognize the 3.5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

               Illustration of Calculations for Annuity Unit Value
                          and Variable Annuity Payments

           Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

   Where:   A =  annuity unit value for the immediately preceding valuation period.
                 Assume....................................................................  = $X

            B =  Net investment factor for the valuation period for which the annuity unit value is being calculated.
                 Assume....................................................................  = Y

            C =  A factor to neutralize the assumed interest rate of 5% built into the
                 Annuity Tables used.
                 Assume....................................................................  = Z

Then, the annuity unit value is:
     $X * Y * Z = $Q

               Formula and Illustration for Determining Amount of
                     First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B
                                         -----
                                        $1,000

   Where:   A =  The adjusted policy value as of the annuity commencement date.
                 Assume....................................................................  = $X

            B =  The Annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
                 Assume....................................................................  = $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z
                                                   -------
                                                   1,000


      Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A
                          -
                          B


   Where:   A =  The dollar amount of the first monthly variable annuity payment.
                 Assume....................................................................  = $X

            B =  The annuity unit value for the valuation date on which the first monthly payment is due.
                 Assume....................................................................  = $Y

Then, the number of annuity units = $X = Z
                                    --
                                    $Y

                 MANAGED ANNUITY PLAN -- ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "managed annuity plan" for a $100,000 premium when annuity payments do not begin until the rider anniversary indicated in the left-hand column. These figures assume the following:

 .  there were no subsequent premium payments or withdrawals;
 .  there were no premium taxes;

 .  the $100,000 premium is subject to the managed annuity plan;
 . the annuitant is (or both annuitants are) 60 years old when the rider is issued;

 .  the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the managed annuity plan rider); and . there was no upgrade of the minimum annuitization value.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Illustrations of guaranteed minimum payments based on other assumptions will be provided upon request.

Life Only = Life Annuity with No Period Certain  Life 10 = Life Annuity with 10 Years Certain

Rider Anniversary at
Exercise Date                     Male                   Female            Joint & Survivor
---------------------------------------------------------------------------------------------
                          Life Only    Life 10    Life Only    Life 10   Life Only   Life 10
---------------------------------------------------------------------------------------------
10 (age 70)              $1,135       $1,067       $  976     $  949      $  854    $  852
---------------------------------------------------------------------------------------------
15                        1,833        1,634        1,562      1,469       1,332     1,318
---------------------------------------------------------------------------------------------
20 (age 80)               3,049        2,479        2,597      2,286       2,145     2,078
---------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Withdrawals will affect the minimum annuitization value as follows: Each policy year, withdrawals up to the limit of the total free amount (the minimum annuitization value on the last policy anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Withdrawals over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess withdrawal multiplied by the percentage reduction in the policy value resulting from the excess withdrawal. The free amount will always be a relatively small fraction of the minimum annuitization value.

Examples of the effect of withdrawals on the minimum annuitization value are as follows:

                                    EXAMPLE 1
--------------------------------------------------------------------------------------------------------------------------
                                   Assumptions
--------------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value on last policy anniversary:            $10,000
--------------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value at time of distribution:               $10,500
--------------------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                              $15,000
--------------------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                               $500
--------------------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                         None
--------------------------------------------------------------------------------------------------------------------------
                                  Calculations
--------------------------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                        $10,000 x 6% = $600
--------------------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                   $15,000 - $500 = $14,500
--------------------------------------------------------------------------------------------------------------------------
 .  minimum annual value after distribution:                           $10,500 - $500 = $10,000
--------------------------------------------------------------------------------------------------------------------------


                                    EXAMPLE 2
--------------------------------------------------------------------------------------------------------------------------
                                   Assumptions
--------------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value on last policy anniversary:            $10,000
--------------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value at time of distribution:               $10,500
--------------------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                              $15,000
--------------------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                               $1,500
--------------------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                         $1,000
--------------------------------------------------------------------------------------------------------------------------
                                  Calculations
--------------------------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                        $0.0
--------------------------------------------------------------------------------------------------------------------------
  (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
--------------------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                   $15,000 - $1,500 = $13,500
--------------------------------------------------------------------------------------------------------------------------
  (since the policy value is reduced 10% ($1,500/$15,000), the minimum annuitization value is also reduced 10%)
--------------------------------------------------------------------------------------------------------------------------
 .  minimum annual value after distribution:                           $10,500 - (10% x $10,500) = $9,450
--------------------------------------------------------------------------------------------------------------------------


                                    EXAMPLE 3
--------------------------------------------------------------------------------------------------------------------------
                                   Assumptions
--------------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value on last policy anniversary:            $10,000
--------------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value at time of distribution:               $10,500
--------------------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                              $7,500
--------------------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                               $1,500
--------------------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                         $1,000
--------------------------------------------------------------------------------------------------------------------------
                                  Calculations
--------------------------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                        $0.0
--------------------------------------------------------------------------------------------------------------------------
  (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
--------------------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                   $7,500 - $1,500 = $6,000
--------------------------------------------------------------------------------------------------------------------------
  (since the policy value is reduced 20% ($1,500/$7,500), the minimum annuitization value is also reduced 20%)
--------------------------------------------------------------------------------------------------------------------------
 .  minimum annual value after distribution:                           $10,500 - (20% x $10,500) = $8,400
--------------------------------------------------------------------------------------------------------------------------


The amount of the first payment provided by the managed annuity plan will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the managed annuity plan rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, and the managed annuity plan payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. Subsequent payments will be calculated as described in the managed annuity plan rider using a 5% assumed investment return.

Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.


The stabilized payment on each subsequent policy anniversary after annuitization using the managed annuity plan will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.

        ADDITIONAL DEATH  DISTRIBUTION BENEFIT -- ADDITIONAL INFORMATION

The following example illustrates the additional death benefit payable by this rider as well as the effect of a withdrawal on the additional death benefit amount.


------------------------------------------------------------------------------------------------------------------
policy value on the rider date:                                                                           $100,000
------------------------------------------------------------------------------------------------------------------
premiums paid after the rider date before withdrawal:                                                     $ 25,000
------------------------------------------------------------------------------------------------------------------
gross partial withdrawals after the rider date:                                                           $ 30,000
------------------------------------------------------------------------------------------------------------------
death benefit on date of withdrawal                                                                       $150,000
------------------------------------------------------------------------------------------------------------------
rider earnings on date of withdrawal (death benefit - policy value on rider date  - premiums              $ 25,000
paid after rider date = $150,000 - $100,000 - $25,000):
------------------------------------------------------------------------------------------------------------------
amount of withdrawal that exceeds rider earnings ($30,000 - $25,000):                                     $  5,000
------------------------------------------------------------------------------------------------------------------
base policy death benefit on the date of death benefit calculation:                                       $200,000
------------------------------------------------------------------------------------------------------------------
rider earnings (= death benefit - policy value on rider date - premiums since rider date +                $ 80,000
withdrawals since rider date that exceeded rider earnings at time of withdrawal =
$200,000 - $100,000 - $25,000 + $5,000):
------------------------------------------------------------------------------------------------------------------
additional death benefit amount (= additional death benefit factor * rider earnings = 40%*                $ 32,000
$80,000):
------------------------------------------------------------------------------------------------------------------
total death benefit paid (=base policy death benefit plus additional death benefit amount:                $232,000
------------------------------------------------------------------------------------------------------------------


                           HISTORICAL PERFORMANCE DATA

Money Market Yields


Transamerica may from time to time disclose the current annualized yield of the Endeavor Money Market Subaccount, which invests in the Endeavor Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Endeavor Money
Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Endeavor Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

                    Current Yield = ((NCS - ES)/UV) * (365/7)

Where:
NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES =  Per unit expenses of the subaccount for the 7-day period.
UV =  The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Endeavor Money Market Subaccount will be lower than the yield for the Endeavor Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.


Transamerica may also disclose the effective yield of the Endeavor Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

               Effective Yield = (1 + ((NCS - ES)/UV))/365/7/ - 1

Where:
NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES =  Per unit expenses of the subaccount for the 7-day period.
UV =  The unit value on the first day of the 7-day period.


The yield on amounts held in the Endeavor Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Endeavor Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Endeavor Money Market Portfolio, the types and quality of portfolio securities held by the Endeavor Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2000, the effective yield of the Endeavor Money Market Subaccount was ____%. For the seven days ended December 31, 2000, the yield of the Endeavor Money Market Subaccount was ____%.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Endeavor Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

                 Yield = 2 * ((((NI - ES)/(U - UV)) + 1)/6/ -1)

Where:
NI = Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.
ES = Expenses of the subaccount for the 30-day period.
U  = The average number of units outstanding.
UV = The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

Total Returns


Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account's underlying portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                               P (1 + T)/N/ = ERV

Where:
T   = The average annual total return net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P   = A hypothetical initial payment of $1,000.
N   = The number of years in the period.

Other Performance Data


Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

                               CTR = (ERV / P)-1

Where:
CTR = The cumulative total return net of subaccount recurring charges for the period.
ERV = The ending redeemable value of the hypothetical investment at the end of the period.
P   = A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data for the same period, as well as for the required period, is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                                PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of Transamerica. The ratings should not be considered as bearing on the safety or investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of Transamerica as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service or Fitch Financial Ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (i.e., debt/commercial paper).

                        STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica's contract liabilities and reserves so that the Division may determine the items are correct. Transamerica's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                 ADMINISTRATION

Transamerica performs administrative services for the policy. These services include issuance of the policy, maintenance of records concerning the policy, and certain valuation services.

                               RECORDS AND REPORTS


All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE POLICIES


The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2000 and 1999 the amount paid to
AFSG Securities Corporation was $_________ and $310,880.08, respectively.   No
fees had been paid to any broker/dealers for their services prior to 1999.

                                 VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying funds' shares held by the separate account at regular and special shareholder meetings of the underlying funds in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying funds hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.


The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund for determining shareholders eligible to vote at the meeting of the underlying fund. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                 OTHER PRODUCTS

Transamerica makes other variable annuities available that may also be funded through the separate account. These variable annuities may have different features, such as different investment options or charges.

                               CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica's general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

                                 LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of the subaccounts of Separate Account VA C, which were available for investment by the Transamerica Extra Variable Annuity contract owners as of December 31, 2000, and for the period December 13, 1999 (commencement of operations) to December 31, 2000, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

                               OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the subaccounts of Separate Account VA C which are available for investment by the Transamerica Extra Variable Annuity contract owners are contained herein. The statutory-basis financial statements of Transamerica, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

PART C         OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

         (a)   Financial Statements

               All required financial statements are included in Part B of this Registration Statement.

         (b)   Exhibits:


               (1)  (a)  Resolution of the Board of Directors of PFL Life
                         Insurance Company authorizing establishment of the Mutual Fund Account. Note 4

               (2)       Not Applicable.

               (3)  (a)  Principal Underwriting Agreement by and between PFL
                         Life Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 5

                    (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 5

               (4)  (a)  Form of Group Master Policy and Optional Riders for the
                         Endeavor Generations Plus Variable Annuity. Note 4

                    (b) Form of Group Certificate for the Endeavor Generations Plus Variable Annuity. Note 4

                    (c) Form of Individual Policy for the Endeavor Generations Plus Variable Annuity. Note 4

                 (c)(1)  Form of Policy for the Separate Account VA C.
                         Note 12

                 (c)(2) Form of Policy Endorsement (Additional Death Distribution). Note 12

               (5)  (a)  Form of Group Master Application for the Endeavor
                         Generations Plus Variable Annuity. Note 4

                    (b) Form of Group Certificate Enrollment Application for the Endeavor Generations Plus Variable Annuity. Note 4

                    (c) Form of Individual Application for the Endeavor Generations Plus Variable Annuity. Note 4

                 (c)(1) Form of Individual Application for the Separate Account VA C. Note 12

               (6)  (a)  Articles of Incorporation of PFL Life Insurance
                         Company. Note 1

                    (b)  ByLaws of PFL Life Insurance Company. Note 1

               (7)       Not Applicable.

               (8)  (a)  Participation Agreement by and between PFL Life
                         Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 2

                 (a)(1) Amendment No.6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 5


                 (a)(2) Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 10

                    (b) Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company, and Addendums thereof. Note 3.

                 (b)(1) Amendment No.12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company. AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 5.


                 (b)(2) Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 10

                 (b)(3) Amendment No. ___ to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 12

                    (c) Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 8.

                 (c)(1) Amendment to Participation Agreement by and between Transamerica Life Insurance Company (formerly PFL Life Insurance Company) and Transamerica Variable Insurance Fund, Inc. Note 12

                    (d) Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 6.

                 (d)(1) Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 8.

                 (d)(2) Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 12

                    (e) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 7.

                 (e)(1) Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 8.


                    (f) Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 9

                 (f)(1) Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 10

                 (8)(g) Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 11

                 (g)(1) Amendment to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 12

          (9)       Opinion and Consent of Counsel. Note 4

          (10) (a)  Consent of Independent Auditors. Note 12

          (10) (b)  Opinion and Consent of Actuary. Note 4

          (11)      Not applicable.

          (12)      Not applicable.

          (13)      Performance Data Calculations. Note 12

          (14) Powers of Attorney. (P.S. Baird, C.D. Vermie, W.L. Busler, L.N. Norman, D.C. Kolsrud, R.J. Kontz, B.K. Clancy) Note 5

Note 1. Incorporated herein by reference to the Atlas Portfolio Builder Variable Annuity Initial Filing to Form N-4 Registration Statement (File No. 333-26209) on April 30, 1997.

Note 2. Incorporated herein by reference to the Endeavor Series Trust Post-Effective Amendment No. 14, Exhibit No. 6 (File No. 33-27352), filed on April 29, 1996.

Note 3. Incorporated herein by reference to the Atlas Portfolio Builder Variable Annuity filing of Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.

Note 4. Filed with the Initial Filing of Form N-4 Registration Statement (333-83957) on July 29, 1999.

Note 5. Filed with Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 83957) on December 8, 1999.

Note 6. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

Note 7. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

Note 8. Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 333-83957) on April 28, 2000

Note 9. Incorporated by reference to Post-effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28, 2000.

Note 10. Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement (File No. 333-83957) on October 3, 2000.

Note 11. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.

Note 12.  To be filed by Amendment.

     Item 25. Directors and Officers of the Depositor (PFL Life Insurance
              Company)

       Name and Business Address                                   Principal Positions and Offices with Depositor
       -------------------------                                   ---------------------------------------------
       Larry N. Norman                                             Director, Chairman of the Board and President
       4333 Edgewood Road, N.E.
       Cedar Rapids, Iowa 52499-0001

       Patrick S. Baird                                            Director, Senior Vice President and Chief Operating
       4333 Edgewood Road, N.E.                                    Officer
       Cedar Rapids, Iowa 52499-0001

       Craig D. Vermie                                             Director, Vice President, Secretary and General Counsel
       4333 Edgewood Road, N.E.
       Cedar Rapids, Iowa 52499-0001

       Douglas C. Kolsrud                                          Director, Senior Vice President, Chief Investment
       4333 Edgewood Road, N.E.                                    Officer and Corporate Actuary
       Cedar Rapids, Iowa 52499-0001

       Bart Herbert, Jr.                                           Director and Executive Vice President
       4333 Edgewood Road, N.E.
       Cedar Rapids, Iowa 52499-0001

       Robert J. Kontz                                             Vice President and Corporate Controller
       4333 Edgewood Road, N.E.
       Cedar Rapids, Iowa 52499-0001

       Brenda K. Clancy                                            Vice President, Treasurer and Chief Financial Officer
       4333 Edgewood Road, N.E.
       Cedar Rapids, Iowa 52499-0001

     Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                                            Jurisdiction of    Percent of Voting
Name                                        Incorporation      Securities Owned                    Business
----                                        -------------      ----------------                    --------
AEGON N.V.                                  Netherlands        51.16% of Vereniging                Holding company
                                                               AEGON Netherlands
                                                               Membership Association

Groninger Financieringen B.V.               Netherlands        100% AEGON N.V.                     Holding company

AEGON Netherland N.V.                       Netherlands        100% AEGON N.V.                     Holding company

AEGON Nevak Holding B.V.                    Netherlands        100% AEGON N.V.                     Holding company

AEGON International N.V.                    Netherlands        100% AEGON N.V.                     Holding company

Voting Trust Trustees:                      Delaware                                               Voting Trust
K.J. Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation              Delaware           100% Voting Trust                   Holding company

Short Hills Management Company              New Jersey         100% AEGON U.S.                     Holding company
                                                               Holding Corporation

CORPA Reinsurance Company                   New York           100% AEGON U.S.                     Holding company
                                                               Holding Corporation

AEGON Management Company                    Indiana            100% AEGON U.S.                     Holding company
                                                               Holding Corporation

RCC North America Inc.                      Delaware           100% AEGON U.S.                     Holding company
                                                               Holding Corporation

AEGON USA, Inc.                             Iowa               100% AEGON U.S.                     Holding company
                                                               Holding Corporation

Transamerica Holding Company                Delaware           100% AEGON USA, Inc.                Holding Company

AEGON Funding Corp.                         Delaware           100% Transamerica                   Issue debt securities-net
                                                               Holding Company                     proceeds used to make
                                                                                                   loans to affiliates

First AUSA Life Insurance                   Maryland           100% AEGON USA, Inc.                Insurance holding company
Company

AUSA Life Insurance                         New York           82.33% First AUSA Life              Insurance
Company, Inc.                                                  Insurance Company
                                                               17.67% Veterans Life
                                                               Insurance Company

Life Investors Insurance                    Iowa               100% First AUSA Life Ins. Co.       Insurance
Company of America

Life Investors Alliance, LLC                Delaware           100% LIICA                          Purchase, own, and hold the
                                                                                                   equity interest of other entities


Great American Insurance                    Iowa               100% LIICA                          Marketing
Agency, Inc.

Bankers United Life                         Iowa               100% Life Investors Ins.            Insurance
Assurance Company                                              Company of America

PFL Life Insurance Company                  Iowa               100% First AUSA Life Ins. Co.       Insurance

AEGON Financial Services                    Minnesota          100% PFL Life Insurance Co.         Marketing
Group, Inc.

AEGON Assignment Corporation                Kentucky           100% AEGON Financial                Administrator of structured
of Kentucky                                                    Services Group, Inc.                settlements

AEGON Assignment Corporation                Illinois           100% AEGON Financial                Administrator of structured
                                                               Services Group, Inc.                settlements

Southwest Equity Life Ins. Co.              Arizona            100% of Common Voting Stock         Insurance
                                                               First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.            Arizona            100% of Common Voting Stock         Insurance
                                                               First AUSA Life Ins. Co.

Western Reserve Life Assurance              Ohio               100% First AUSA Life Ins. Co.       Insurance
Co. of Ohio

WRL Series Fund, Inc.                       Maryland           Various                             Mutual fund

WRL Investment Services, Inc.               Florida            100% Western Reserve Life           Provides administration for
                                                               Assurance Co. of Ohio               affiliated mutual fund

WRL Investment                              Florida            100% Western Reserve Life           Registered investment advisor
Management, Inc.                                               Assurance Co. of Ohio

ISI Insurance Agency, Inc.                  California         100% Western Reserve Life           Insurance agency
And Subsidiaries                                               Assurance Co. of Ohio

ISI Insurance Agency                        Alabama            100% ISI Insurance Agency, Inc.     Insurance Agency
of Alabama, Inc.

ISI Insurance Agency                        Ohio               100% ISI Insurance Agency, Inc.     Insurance agency
of Ohio, Inc.

ISI Insurance Agency                        Massachusetts      100% ISI Insurance Agency Inc.      Insurance Agency
of Massachusetts, Inc.

ISI Insurance Agency                        Texas              100% ISI Insurance Agency, Inc.     Insurance agency
of Texas, Inc.

ISI Insurance Agency                        Hawaii             100% ISI Insurance                  Insurance agency
of Hawaii, Inc.                                                Agency, Inc.

ISI Insurance Agency                        New Mexico         100% ISI Insurance                  Insurance agency
New Mexico, Inc.                                               Agency, Inc.

AEGON Equity Group, Inc.                    Florida            100% Western Reserve Life           Insurance Agency
                                                               Assurance Co. of Ohio

Monumental General Casualty Co.             Maryland           100% First AUSA Life Ins. Co.       Insurance

United Financial Services, Inc.             Maryland           100% First AUSA Life Ins. Co.       General agency

Bankers Financial Life Ins. Co.             Arizona            100% First AUSA Life Ins. Co.       Insurance

The Whitestone Corporation                  Maryland           100% First AUSA Life Ins. Co.       Insurance agency

Cadet Holding Corp.                         Iowa               100% First AUSA Life                Holding company
                                                               Insurance Company

Monumental General Life                     Puerto Rico        51% First AUSA Life                 Insurance
Insurance Company of                                           Insurance Company
Puerto Rico                                                    49% Baldrich & Associates
                                                               of Puerto Rico

AUSA Holding Company                        Maryland           100% AEGON USA, Inc.                Holding company

Monumental General Insurance                Maryland           100% AUSA Holding Co.               Holding company
Group, Inc.


Trip Mate Insurance Agency, Inc.            Kansas             100% Monumental General             Sale/admin. of travel
                                                               Insurance Group, Inc.               insurance


Monumental General                          Maryland           100% Monumental General             Provides management srvcs.
Administrators, Inc.                                           Insurance Group, Inc.               to unaffiliated third party
                                                                                                   administrator

Executive Management and                    Maryland           100% Monumental General             Provides actuarial consulting
Consultant Services, Inc.                                      Administrators, Inc.                services

Monumental General Mass                     Maryland           100% Monumental General             Marketing arm for sale of
Marketing, Inc.                                                Insurance Group, Inc.               mass marketed insurance
                                                                                                   coverages

AUSA Financial Markets, Inc.                Iowa               100% AUSA Holding Co.               Marketing

Transamerica Capital, Inc.                  California         100% AUSA Holding Co.               Broker/Dealer

Endeavor Management Company                 California         100% AUSA Holding Co.               Investment Management

Universal Benefits Corporation              Iowa               100% AUSA Holding Co.               Third party administrator

Investors Warranty of                       Iowa               100% AUSA Holding Co.               Provider of automobile
America, Inc.                                                                                      extended maintenance
                                                                                                   contracts

Massachusetts Fidelity Trust Co.            Iowa               100% AUSA Holding Co.               Trust company

Money Services, Inc.                        Delaware           100% AUSA Holding Co.               Provides financial counseling
                                                                                                   for employees and agents of
                                                                                                   affiliated companies

ADB Corporation                             Delaware           100% Money Services, Inc.           Special purpose limited
                                                                                                   Liability company

ORBA Insurance Services, Inc.               California         10.56% Money Services, Inc.         Insurance agency

Zahorik Company, Inc.                       California         100% AUSA Holding Co.               Broker-Dealer

ZCI, Inc.                                   Alabama            100% Zahorik Company, Inc.          Insurance agency

Zahorik Texas, Inc.                         Texas              100% Zahorik Company, Inc.          Insurance agency

Long, Miller & Associates, L.L.C.           California         33-1/3% AUSA Holding Co.            Insurance agency

AEGON Asset Management                      Delaware           100% AUSA Holding Co.               Registered investment advisor
Services, Inc.

InterSecurities, Inc.                       Delaware           100% AUSA Holding Co.               Broker-Dealer

Associated Mariner Financial                Michigan           100% InterSecurities, Inc.          Holding co./management
Group, Inc.                                                                                        services

Associated Mariner Ins. Agency              Massachusetts      100% Associated Mariner             Insurance agency
of Massachusetts, Inc.                                         Agency, Inc.

Associated Mariner Agency                   Ohio               100% Associated Mariner             Insurance agency
Ohio, Inc.                                                     Agency, Inc.

Associated Mariner Agency                   Texas              100% Associated Mariner             Insurance agency
Texas, Inc.                                                    Agency, Inc.

Idex Investor Services, Inc.                Florida            100% AUSA Holding Co.               Shareholder services

Idex Management, Inc.                       Delaware           100% AUSA Holding Co.               Investment advisor

IDEX Mutual Funds                           Massachusetts      Various                             Mutual fund

Diversified Investment                      Delaware           100% AUSA Holding Co.               Registered investment advisor
Advisors, Inc.

Diversified Investors Securities            Delaware           100% Diversified Investment         Broker-Dealer
Corp.                                                          Advisors, Inc.

George Beram & Company, Inc.                Massachusetts      100% Diversified Investment         Employee benefit and
                                                               Advisors, Inc.                      actuarial consulting

AEGON USA Securities, Inc.                  Iowa               100% AUSA Holding Co.               Broker-Dealer (De-registered)

Creditor Resources, Inc.                    Michigan           100% AUSA Holding Co.               Credit insurance

CRC Creditor Resources                      Canada             100% Creditor Resources, Inc.       Insurance agency
Canadian Dealer Network Inc.

Weiner Agency, Inc.                         Maryland           100% Creditor Resources, Inc.       Insurance agency

AEGON USA Investment                        Iowa               100% AUSA Holding Co.               Investment advisor
Management, Inc.

AEGON USA Realty                            Iowa               100% AUSA Holding Co.               Provides real estate
Advisors, Inc.                                                                                     administrative and real
                                                                                                   estate investment services

AEGON USA Real Estate                       Delaware           100% AEGON USA Realty               Real estate and mortgage
Services, Inc.                                                 Advisors, Inc.                      holding company

QSC Holding, Inc.                           Delaware           100% AEGON USA Realty               Real estate and financial
                                                               Advisors, Inc.                      software production and sales

LRA, Inc.                                   Iowa               100% AEGON USA Realty               Real estate counseling
                                                               Advisors, Inc.

Landauer Associates, Inc.                   Delaware           100% AEGON USA Realty               Real estate counseling
                                                               Advisors, Inc.

Landauer Realty Associates, Inc.            Texas              100% Landauer Associates, Inc.      Real estate counseling

Realty Information Systems, Inc.            Iowa               100% AEGON USA Realty               Information Systems for
                                                               Advisors, Inc.                      real estate investment
                                                                                                   management

USP Real Estate Investment Trust            Iowa               12.89% First AUSA Life Ins. Co.     Real estate investment trust
                                                               13.11% PFL Life Ins. Co.
                                                               4.86% Bankers United Life
                                                               Assurance Co.

RCC Properties Limited                      Iowa               AEGON USA Realty Advisors,          Limited Partnership
Partnership                                                    Inc. is General Partner and 5%
                                                               owner.

Commonwealth General                        Delaware           100% AEGON USA, Inc.                Holding company
Corporation ("CGC")

AFSG  Securities Corporation                Pennsylvania       100% CGC                            Broker-Dealer

Benefit Plans, Inc.                         Delaware           100% CGC                            TPA for Peoples Security Life
                                                                                                   Insurance Company

Durco Agency, Inc.                          Virginia           100% Benefit Plans, Inc.            General agent

Capital 200 Block Corporation               Delaware           100% CGC                            Real estate holdings

Capital Real Estate                         Delaware           100% CGC                            Furniture and equipment
Development Corporation                                                                            lessor

Commonwealth General.                       Kentucky           100% CGC                            Administrator of structured
Assignment Corporation                                                                             settlements

Diversified Financial Products Inc.         Delaware           100% CGC                            Provider of investment,
                                                                                                   marketing and admin. services
                                                                                                   to ins. cos.

Monumental Agency Group, Inc.               Kentucky           100%  CGC                           Provider of srvcs. to ins. cos.

PB Investment Advisors, Inc.                Delaware           100% CGC                            Registered investment advisor
                                                                                                   (de-registered)

Southlife, Inc.                             Tennessee          100% CGC                            Investment subsidiary

Commonwealth General LLC                    Turks &            100% CGC                            Special-purpose subsidiary
                                            Caicos Islands

Ampac Insurance Agency, Inc.                Pennsylvania       100% CGC                            Provider of management
(EIN 23-1720755)                                                                                   support services

Compass Rose Development                    Pennsylvania       100% Ampac Insurance                Special-purpose subsidiary
Corporation                                                    Agency, Inc.

Financial Planning Services, Inc.           Dist. Columbia     100% Ampac Insurance                Special-purpose subsidiary
                                                               Agency, Inc.

Frazer Association                          Illinois           100% Ampac Insurance                TPA license-holder
Consultants, Inc.                                              Agency, Inc.

National Home Life Corporation              Pennsylvania       100% Ampac Insurance                Special-purpose subsidiary
                                                               Agency, Inc.

Valley Forge Associates, Inc.               Pennsylvania       100% Ampac Insurance                Furniture & equipment lessor
                                                               Agency, Inc.

Veterans Benefits Plans, Inc.               Pennsylvania       100% Ampac Insurance                Administrator of group
                                                               Agency, Inc.                        insurance programs

Veterans Insurance Services, Inc.           Delaware           100% Ampac Insurance                Special-purpose subsidiary
                                                               Agency, Inc.

Academy Insurance Group, Inc.               Delaware           100% CGC                            Holding company

Academy Life Insurance Co.                  Missouri           100% Academy Insurance              Insurance company
                                                               Group, Inc.

Pension Life Insurance                      New Jersey         100% Academy Life                   Insurance company
Company of America                                             Insurance Company

FED Financial, Inc.                         Delaware           100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Ammest Development Corp. Inc.               Kansas             100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Ammest Insurance Agency, Inc.               California         100% Academy Insurance              General agent
                                                               Group, Inc.

Ammest Massachusetts                        Massachusetts      100% Academy Insurance              Special-purpose subsidiary
Insurance Agency, Inc.                                         Group, Inc.

Ammest Realty, Inc.                         Pennsylvania       100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Ampac,  Inc.                                Texas              100% Academy Insurance              Managing general agent
                                                               Group, Inc.

Ampac Insurance Agency, Inc.                Pennsylvania       100% Academy Insurance              Special-purpose subsidiary
(EIN 23-2364438)                                               Group, Inc.


Force Financial Group, Inc.                 Delaware           100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Force Financial Services, Inc.              Massachusetts      100% Force Fin. Group, Inc.         Special-purpose subsidiary

Military Associates, Inc.                   Pennsylvania       100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

NCOAA Management Company                    Texas              100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

NCOA Motor Club, Inc.                       Georgia            100% Academy Insurance              Automobile club
                                                               Group, Inc.

Unicom Administrative                       Pennsylvania       100% Academy Insurance              Provider of admin. services
Services, Inc.                                                 Group, Inc.

Unicom Administrative                       Germany            100%Unicom Administrative           Provider of admin. services
Services, GmbH                                                 Services, Inc.

Capital General Development                 Delaware           100% CGC                            Holding company
Corporation

Monumental Life                             Maryland           73.23% Capital General              Insurance company
Insurance Company                                              Development Company
                                                               26.77% First AUSA Life
                                                               Insurance Company

AEGON Special Markets                       Maryland           100% Monumental Life                Marketing company
Group, Inc.                                                    Insurance Company

Peoples Benefit Life                        Missouri           3.7% CGC                            Insurance company
Insurance Company                                              20.0% Capital Liberty, L.P.
                                                               76.3% Monumental Life
                                                               Insurance Company

Veterans Life Insurance Co.                 Illinois           100% Peoples Benefit                Insurance company
                                                               Life Insurance Company

Peoples Benefit Services, Inc.              Pennsylvania       100% Veterans Life Ins. Co.         Special-purpose subsidiary

Coverna Direct Insurance                    Maryland           100% Peoples Benefit                Insurance agency
Insurance Services, Inc.                                       Life Insurance Company

Ammest Realty Corporation                   Texas              100% Monumental Life                Special purpose subsidiary
                                                               Insurance Company

JMH Operating Company, Inc.                 Mississippi        100% Monumental Life                Real estate holdings
                                                               Insurance Company

Capital Liberty, L.P.                       Delaware           99.0% Monumental Life               Holding Company
                                                               Insurance Company
                                                               1.0% CGC

Transamerica Corporation                    Delaware           100% AEGON NV                       Major interest in insurance
                                                                                                   and finance

Transamerica Pacific Insurance              Hawaii             100% Transamerica Corp.             Life insurance
  Company, Ltd.

TREIC Enterprises, Inc.                     Delaware           100% Transamerica Corp.             Investments

ARC Reinsurance Corporation                 Hawaii             100% Transamerica Corp.             Property & Casualty Ins.

Transamerica Management, Inc.               Delaware           100% ARC Reinsurance Corp.          Asset management

Inter-America Corporation                   California         100% Transamerica Corp.             Insurance Broker

Pyramid Insurance Company, Ltd.             Hawaii             100% Transamerica Corp.             Property & Casualty Ins.

Pacific Cable Ltd.                          Bmda.              100% Pyramid Ins. Co., Ltd.         Sold 25% of TC Cable, Inc.
                                                                                                   stock in 1998

Transamerica Business Tech Corp.            Delaware           100% Transamerica Corp.             Telecommunications and
                                                                                                   data processing

Transamerica CBO I, Inc.                    Delaware           100% Transamerica Corp.             Owns and manages a pool of
                                                                                                   high-yield bonds

Transamerica Corporation (Oregon)           Oregon             100% Transamerica Corp.             Name holding only-Inactive

Transamerica Finance Corp.                  Delaware           100% Transamerica Corp.             Commercial & Consumer
                                                                                                   Lending & equip. leasing

TA Leasing Holding Co., Inc.                Delaware           100% Transamerica Fin. Corp.        Holding company

Trans Ocean Ltd.                            Delaware           100% TA Leasing Hldg Co. Inc.       Holding company

Trans Ocean Container Corp.                 Delaware           100% Trans Ocean Ltd.               Intermodal Leasing
("TOCC")

SpaceWise Inc.                              Delaware           100% TOCC                           Intermodal leasing

Trans Ocean Container
   Finance Corp.                            Delaware           100% TOCC                           Intermodal leasing

Trans Ocean Leasing
   Deutschland GmbH                         Germany            100% TOCC                           Intermodal leasing

Trans Ocean Leasing PTY Ltd.                Austria            100% TOCC                           Intermodal leasing

Trans Ocean Management S.A.                 Switzerland        100% TOCC                           Intermodal leasing

Trans Ocean Regional
   Corporate Holdings                       California         100% TOCC                           Holding company

Trans Ocean Tank Services Corp.             Delaware           100% TOCC                           Intermodal leasing

Transamerica Leasing Inc.                   Delaware           100% TA Leasing Holding Co.         Leases & Services intermodal
                                                                                                   equipment

Transamerica Leasing Holdings               Delaware           100% Transamerica Leasing Inc.      Holding Company
  Inc.  ("TLHI")

Greybox Logistics Services Inc.             Delaware           100% TLHI                           Intermodal Leasing

Greybox L.L.C.                              Delaware           100% TLHI                           Intermodal freight container
                                                                                                   interchange facilitation
                                                                                                   service

Transamerica Trailer                        France             100% Greybox L.L.C.                 Leasing
   Leasing S.N.C.

Greybox Services Limited                    U.K.               100% TLHI                           Intermodal Leasing

Intermodal Equipment, Inc.                  Delaware           100% TLHI                           Intermodal leasing

Transamerica Leasing N.V.                   Belg.              100% Intermodal Equipment Inc.      Leasing

Transamerica Leasing SRL                    Italy              100% Intermodal Equipment Inc.      Leasing

Transamerica Distribution                   Delaware           100% TLHI                           Provided door-to-door
   Services, Inc.                                                                                  services for the domestic
                                                                                                   transportation of temperature-
                                                                                                   sensitive products

Transamerica Leasing                        Belg.              100% TLHI                           Leasing
  Coordination Center

Transamerica Leasing do                     Braz.              100% TLHI                           Container Leasing
   Brasil Ltda.

Transamerica Leasing GmbH                   Germany            100% TLHI                           Leasing

Transamerica Leasing Limited                U.K.               100% TLHI                           Leasing

ICS Terminals (UK) Limited                  U.K.               100% Transamerica.                  Leasing
                                                               Leasing Limited

Transamerica Leasing Pty. Ltd.              Australia          100% TLHI                           Leasing

Transamerica Leasing (Canada) Inc.          Canada             100% TLHI                           Leasing

Transamerica Leasing (HK) Ltd.              H.K.               100% TLHI                           Leasing

Transamerica Leasing                        S. Africa          100% TLHI                           Intermodal leasing
   (Proprietary) Limited

Transamerica Tank Container                 Australia          100% TLHI                           The Australian (domestic)
   Leasing Pty. Limited                                                                            leasing of tank containers

Transamerica Trailer Holdings I Inc.        Delaware           100% TLHI                           Holding company

Transamerica Trailer Holdings II, Inc.      Delaware           100% TLHI                           Holding company

Transamerica Trailer Holdings III, Inc.     Delaware           100% TLHI                           Holding company

Transamerica Trailer Leasing AB             Swed.              100% TLHI                           Leasing

Transamerica Trailer Leasing AG             Swetzerland        100% TLHI                           Leasing

Transamerica Trailer Leasing A/S            Denmark            100% TLHI                           Leasing

Transamerica Trailer Leasing GmbH           Germany            100% TLHI                           Leasing

Transamerica Trailer Leasing                Belgium            100% TLHI                           Leasing
   (Belgium) N.V.

Transamerica Trailer Leasing                Netherlands        100% TLHI                           Leasing
   (Netherlands) B.V.

Transamerica Trailer Spain S.A.             Spain              100% TLHI                           Leasing

Transamerica Transport Inc.                 New Jersey         100% TLHI                           Dormant

Transamerica Commercial                     Delaware           100% Transamerica Fin. Corp.        Holding company for
   Finance Corporation, I ("TCFCI")                                                                Commercial/consumer
                                                                                                   finance subsidiaries

Transamerica Equipment Financial            Delaware           100% TCFCI
   Services Corporation

BWAC Credit Corporation                     Delaware           100% TCFCI

BWAC International Corporation              Delaware           100% TCFCI

BWAC Twelve, Inc.                           Delaware           100% TCFCI                          Holding company for
                                                                                                   premium finance subsidiaries

TIFCO Lending Corporation                   Illinois           100% BWAC Twelve, Inc.              General financing & other
                                                                                                   services in the US &
                                                                                                   elsewhere

Transamerica Insurance Finance              Maryland           100% BWAC Twelve, Inc.              Provides insurance premium
   Corporation ("TIFC")                                                                            financing in the US with the
                                                                                                   exception of CA and HI

Transamerica Insurance Finance              Maryland           100% TIFC                           Provides Insurance premium
   Company (Europe)                                                                                financing in California

Transamerica Insurance Finance              California         100% TIFC                           Disability ins. & holding co.
   Corporation, California                                                                         for various insurance
                                                                                                   subsidiaries of Transamerica
                                                                                                   Corporation

Transamerica Insurance Finance              ON                 100% TIFC                           Provides ins. premium
   Corporation, Canada                                                                             financing in Canada

Transamerica Business Credit                Delaware           100% TCFCI                          Provides asset based lending
   Corporation ("TBCC")                                                                            leasing & equip. financing

Transamerica Mezzanine                      Delaware           100% TBCC                           Holds investments in several
   Financing, Inc.                                                                                 joint ventures/partnerships

Transamerica Business Advisory Grp.         Delaware           100% TBCC

Bay Capital Corporation                     Delaware           100% TBCC                           Special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens

Coast Funding Corporation                   Delaware           100% TBCC                           Special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens

Transamerica Small Business                 Delaware           100% TBCC
   Capital, Inc. ("TSBC")

Emergent Business Capital                   Delaware           100% TSBC
   Holdings, Inc.

Gulf Capital Corporation                    Delaware           100% TBCC                           Special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens

Direct Capital Equity Investment, Inc.      Delaware           100% TBCC                           Small business loans

TA Air East, Corp                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air I, Corp.                             Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air II, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air III, Corp.                           Delaware           100% TBCC                           special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air IV, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air V, Corp.                             Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air VI, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air VII, Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases aircraft

TA Air VIII, Corp.                          Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases aircraft

TA Air IX, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air X, Corp.                             Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XI, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XII, Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XIII, Corp.                          Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XIV, Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XV, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Marine I Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases barges or ships

TA Marine II Corp.                          Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases barges or ships

TBC I, Inc.                                 Delaware           100% TBCC                           Special purpose corp.

TBC II, Inc.                                Delaware           100% TBCC                           Special purpose corp.

TBC III, Inc.                               Delaware           100% TBCC                           Special purpose corp.

TBC IV, Inc.                                Delaware           100% TBCC                           Special purpose corp.

TBC V, Inc.                                 Delaware           100% TBCC                           Special purpose corp.

TBC VI, Inc.                                Delaware           100% TBCC                           Special purpose corp.

TBC Tax I, Inc.                             Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax II, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax III, Inc.                           Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax IV, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax V, Inc.                             Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase or real estate tax lien

TBC Tax VI, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase or real estate tax lien

TBC Tax VII, Inc.                           Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase or real estate tax lien

TBC Tax VIII, Inc.                          Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax IX, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

The Plain Company                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases aircraft.

Transamerica Distribution                   Delaware           100% TCFCI                          Holding corp. for inventory,
   Finance Corporation ("TDFC")                                                                    comm. Leasing, retail finance
                                                                                                   comm. Recovery service and
                                                                                                   accounts

Transamerica Accounts Holding Corp.         Delaware           100% TDFC

Transamerica Commercial                     Delaware           100% TDFC                           Wholesale floor plan for
   Finance Corporation ("TCFC")                                                                    appliances, electronics,
                                                                                                   computers, office equip. and
                                                                                                   marine equipment.

Transamerica Acquisition                    Canada             100% TCFC                           Holding company
  Corporation, Canada

Transamerica Distribution Finance           Delaware           100% TCFC
   Corporation - Overseas, Inc.
   ("TDFCO")

TDF Mauritius Limited                       Mauritius          100% TDFCO                          Mauritius holding company
                                                                                                   of our Indian Joint Venture

Inventory Funding Trust                     Delaware           100% TCFC

Inventory Funding Company, LLC              Delaware           100% Inventory Funding Trust

TCF Asset Management Corporation            Colorado           100% TCFC                           A depository for foreclosed
                                                                                                   real and personal property

Transamerica Joint Ventures, Inc.           Delaware           100% TCFC                           To enter into general partner-
                                                                                                   ships for the ownership of
                                                                                                   comm. & finance business

Transamerica Inventory                      Delaware           100% TDFC                           Holding co. for inventory
   Finance Corporation ("TIFC")                                                                    finance subsidiaries

Transamerica GmbH, Inc.                     Delaware           100% TIFC                           Commercial lending in
                                                                                                   Germany

Transamerica Fincieringsmaatschappij
   B.V.                                     Netherlands        100% Trans. GmbH,  Inc.             Commercial lending in
                                                                                                   Europe

BWAC Seventeen, Inc.                        Delaware           100% TIFC                           Holding co. for principal
                                                                                                   Canadian operation, Trans-
                                                                                                   America Comm. Finance
                                                                                                   Corp, Canada

Transamerica Commercial                     ON                 100% BWAC Seventeen, Inc.           Shell corp.- Dormant
   Finance Canada, Limited

Transamerica Commercial                     Canada             100% BWAC Seventeen, Inc.           Commercial finance
   Finance Corporation, Canada

BWAC Twenty-One, Inc.                       Delaware           100% TIFC                           Holding co. for United
                                                                                                   Kingdom operation, Trans-
                                                                                                   America Comm. Finance
                                                                                                   Limited

Transamerica Commercial                     U.K.               100% BWAC Twenty-One Inc.           Commercial lending in the
   Finance Limited ("TCFL")                                                                        United Kingdom.

Whirlpool Financial Corporation                                100% TCFL                           Inactive commercial finance
    Polska Spzoo                                                                                   Company in Poland

Transamerica Commercial                     U.K.               100% BWAC Twenty-One Inc.           Holding Company
   Holdings Limited

Transamerica Commercial Finance             U.K.               100% Trans. Commercial
   Limited                                                     Holdings Limited

Transamerica Commercial Finance             France             100% BWAC Twenty-One Inc.           Carries out factoring trans-
   France S.A.                                                                                     actions in France & abroad

Transamerica GmbH Inc.                      Delaware           100% BWAC Twenty-One Inc.           Holding co. for Transamerica
                                                                                                   Financieringsmaatschappij
                                                                                                   B.V.

Transamerica Retail Financial               Delaware           100% TIFC                           Provides retail financing
   Services Corporation ("TRFSC")

Transamerica Bank, NA                       Delaware           100% TRFSC                          Bank (Credit Cards)

Transamerica Consumer Finance               Delaware           100% TRFSC                          Consumer finance holding
   Holding Company ("TCFHC")                                                                       company

Transamerica Mortgage Company               Delaware           100% TCFHC                          Consumer mortgages

Transamerica Consumer Mortgage              Delaware           100% TCFHC                          Securitization company
   Receivables Company

Metropolitan Mortgage Company               Florida            100% TCFHC                          Consumer mortgages

Easy Yes Mortgage, Inc.                     Florida            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

Easy Yes Mortgage, Inc.                     Georgia            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

First Florida Appraisal Services, Inc.      Georgia            100% Metropolitan Mtg. Co.          Appraisal and inspection
                                                                                                   services

First Georgia Appraisal Services, Inc.      Georgia            100% First FL App. Srvc, Inc.       Appraisal services

Freedom Tax Services, Inc.                  Florida            100% Metropolitan Mtg. Co.          Property tax information
                                                                                                   services

J.J. & W. Advertising, Inc.                 Florida            100% Metropolitan Mtg. Co.          Advertising and marketing
                                                                                                   services

J.J. & W. Realty Corporation                Florida            100% Metropolitan Mtg. Co.          To hold problem REO
                                                                                                   properties

Liberty Mortgage Company of                 Florida            100% Metropolitan Mtg. Co.          No active business/Name
   Ft. Myers, Inc.                                                                                 holding only

Metropolis Mortgage Company                 Florida            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

Perfect Mortgage Company                    Florida            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

Transamerica Vendor Financial Srvc.         Delaware           100% TDFC                           Provides commercial lease

Transamerica Distribution Finance                              100% TCFCI
   Corporation de Mexico ("TDFCM")

TDF de Mexico                               Mexico             100% TDFCM

Transamerica Corporate Services                                100% TDFCM
   De Mexico

Transamerica Home Loan                      California         100% TFC                            Consumer mortgages

Transamerica Lending Company                Delaware           100% TFC                            Consumer lending

Transamerica Financial Products, Inc.       California         100% Transamerica Corp.             Service investments

Transamerica Insurance Corporation          California         100% Transamerica Corp.             Provides insurance premium
   of California ("TICC")                                                                          financing in California

Arbor Life Insurance Company                Arizona            100% TICC                           Life insurance, disability
                                                                                                   insurance

Plaza Insurance Sales Inc.                  California         100% TICC                           Casualty insurance placement

Transamerica Advisors, Inc.                 California         100% TICC                           Retail sale of investment
                                                                                                   advisory services

Transamerica Annuity Services Corp.         New Mexico         100% TICC                           Performs services required for
                                                                                                   structured settlements

Transamerica Financial Resources, Inc.      Delaware           100% TICC                           Retail sale of securities
                                                                                                   products

Financial Resources Insurance               Texas              100% Transamerica Fin. Res.         Retail sale of securities
   Agency of Texas                                                                                 products

TBK Insurance Agency of Ohio, Inc.          Ohio               100% Transamerica Fin. Res.         Variable insurance contract
                                                                                                   sales in state of Ohio

Transamerica Financial Resources            Alabama            100% Transamerica Fin. Res.         Insurance agent & broker
   Agency of Alabama, Inc.

Transamerica Financial Resources Ins.       Massachusetts      100% Transamerica Fin. Res.         Insurance agent & broker
   Agency of Massachusetts, Inc.

Transamerica International Insurance        Delaware           100% TICC                           Holding & administering
   Services, Inc. ("TIIS")                                                                         foreign operations

Home Loans and Finance Ltd.                 U.K.               100% TIIS                           Inactive

Transamerica Occidental Life                California         100% TICC                           Licensed in all forms of life
   Insurance Company ("TOLIC")                                                                     insurance, accident and
                                                                                                   sickness insurance

NEF Investment Company                      California         100% TOLIC                          Real estate development

Transamerica Life Insurance and             N. Carolina        100% TOLIC                          Writes life and pension ins.
   Annuity Company ("TLIAC")                                                                       originally incorporated in CA
                                                                                                   April 14, 1966

Transamerica Assurance Company              Missouri           100% TLIAC                          Life and disability insurance

Gemini Investments, Inc.                    Delaware           100% TLIAC                          Investment subsidiary

Transamerica Life Insurance Company         Canada             100% TOLIC                          Sells individual life insurance
  of Canada                                                                                        & investment products in all
                                                                                                   provinces and territories of
                                                                                                   Canada

Transamerica Life Insurance Company         New York           100% TOLIC                          Licensed in NY to market life
   of New York                                                                                     insurance, annuities and
                                                                                                   health
                                                                                                   insurance

Transamerica South Park                     Delaware           100% TOLIC                          Provide market analysis of
   Resources, Inc.                                                                                 certain undeveloped land
                                                                                                   holdings held by TOLIC

Transamerica Variable Insurance             Maryland           100% TOLIC                          Mutual Fund
   Fund, Inc.

USA Administration Services, Inc.           Kansas             100% TOLIC                          Third party administrator

Transamerica Products. Inc.                 California         100% TICC                           Parent co. of various
                                                                                                   subsidiary corp. which are
                                                                                                   formed to be co-general
                                                                                                   partners of proprietary limited

Transamerica Securities Sales Corp.         Maryland           100% Transamerica Prod. Inc.        Retail sale of the variable life
                                                                                                   ins. and variable annuity
                                                                                                   products of the Transamerica
                                                                                                   life companies

Transamerica Service Company                Delaware           100% Transamerica Prod. Inc.        Passive loss tax service for
                                                                                                   Lloyd's U.S. names

Transamerica Intellitech, Inc.              Delaware           100% TICC                           Real estate information and
                                                                                                   technology services

Transamerica International                  Delaware           100% TICC                           Investments
   Holdings, Inc.

Transamerica Investment Services, Inc.      Delaware           100% TICC                           Investment adviser

Transamerica Income Shares, Inc.            Maryland           100% Trans. Invest. Srvc. Inc.      Transamerica investment
                                                                                                   services

Transamerica LP Holdings Corp.              Delaware           100% TICC                           Limited partnership Investment
                                                                                                   (initial limited partner of
                                                                                                   Transamerica Delaware, L.P.)

Transamerica Real Estate Tax Service        N/A                100% TICC                           Real estate tax reporting and
  (A Division of Transamerica Corp)                                                                processing services

Transamerica Realty Services, Inc.          Delaware           100% TICC                           Responsible for real estate
                                                                                                   investments for Transamerica

Bankers Mortgage Company of CA              California         100% Transamerica Realty Srv.       Holds bank account and owns
                                                                                                   certain residual investments in
                                                                                                   certain French real estate
                                                                                                   projects which are managed
                                                                                                   special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens.

Pyramid Investment Corporation              Delaware           100% Transamerica Realty Srv.       Owns office buildings in San
                                                                                                   Francisco and other properties

The Gilwell Company                         California         100% Transamerica Realty Srv.       Ground lessee of 517
                                                                                                   Washington Street,
                                                                                                   San Francisco

Transamerica Affordable Housing, Inc.       California         100% Transamerica Realty Srv.       Owns general partnership
                                                                                                   interests in low-income
                                                                                                   housing tax credit
                                                                                                   partnerships

Transamerica Minerals Company               California         100% Transamerica Realty Srv.       Owner and lessor of oil and
                                                                                                   gas properties

Transamerica Oakmont Corporation            California         100% Transamerica Realty Srv.       General partner in
                                                                                                   Transamerica/Oakmont
                                                                                                   Retirement Associates

Transamerica Senior Properties, Inc.        Delaware           100% TICC                           Owns congregate care and
                                                                                                   assisted living retirement
                                                                                                   Properties

Transamerica Senior Living, Inc.            Delaware           100% Trans. Sr. Prop. Inc.          Manages congregate care and
                                                                                                   assisted living retirement
                                                                                                   properties.

     Item 27. Number of Contract Owners

                  As of December 31, 2000, there were ___ Contract owners.

     Item 28. Indemnification

     The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                     -------
     indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

     Insofar as indemnification for liabilities arising under the Securities Act of 933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Item 29. Principal Underwriters

                  AFSG Securities Corporation
                  4333 Edgewood Road, N.E.
                  Cedar Rapids, Iowa 52499-0001

     The directors and officers of AFSG Securities Corporation are as follows:

     Larry N. Norman                                      Ann Spaes
     Director and President                               Director and Vice President

     Frank A. Camp                                        Bob Warner
     Secretary                                            Assistant Compliance Officer

     Lisa Wachendorf                                      Linda Gilmer
     Director, Vice President and                         Treasurer/Controller
     Chief Compliance Officer

     Thomas R. Moriarty                                   Priscilla Hechler
     Vice President                                       Assistant Vice President and Assistant Secretary

     Emily Bates                                          Thomas Pierpan
     Assistant Treasurer                                  Assistant Vice President and Assistant Secretary

     Clifton Flenniken                                    Darin D. Smith
     Assistant Treasurer                                  Assistant Vice President and Assistant Secretary

     The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AFSG Securities Corporation, the broker/dealer, received $______ and $ 10,403.61 from the Registrant for the year ending December 31, 2000 and December 31, 1999 respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for the Separate Account VA B (formerly PFL Endeavor Variable Annuity Account and PFL Endeavor Platinum Variable Annuity Account), the Retirement Builder Variable Annuity Account (formerly PFL Retirement Builder Variable Annuity Account), the Separate Account VA A (formerly PFL Life Variable Annuity Account A), the Separate Account VA C (formerly PFL Life Variable Annuity Account C), the Separate Account VA D (formerly PFL Life Variable Annuity Account D), the Separate Account VA E (formerly PFL Life Variable Annuity Account E), the Separate Account VA I (formerly PFL Life Variable Annuity Account I) and Separate Account VA BNY (formerly AUSA Endeavor Variable Annuity Account). These accounts are separate accounts of Transamerica Life Insurance Company (formerly PFL Life Insurance Company) and AUSA Life Insurance Company, Inc. AFSG Securities Corporation also serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V of Peoples Benefit Life Insurance Company, and for Separate Account C of AUSA Life Insurance Company, Inc.

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Transamerica Life Insurance Company (formerly PFL Life Insurance Company) at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamercia at the address or phone number listed in the Prospectus.

(d) Transamerica Life Insurance Company (formerly PFL Life Insurance Company) hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company (formerly PFL Life Insurance Company).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 1st day of February, 2001.

                                 SEPARATE ACCOUNT VA C
                                 (Formerly PFL Life Variable Annuity Account C)

                                 TRANSAMERICA LIFE INSURANCE COMPANY
                                 (Formerly PFL Life Insurance Company)
                                 Depositor

                                                                             *
                                 ---------------------------------------------
                                 Larry N. Norman
                                 President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                                   Title                              Date
----------                                   -----                              ----
                                      *      Director                                      ,  2001
---------------------------------------                                         -----------
Patrick S. Baird

/s/ Craig D. Vermie                          Director                            February 1,  2001
---------------------------------------
Craig D. Vermie

                                      *      Director                                      ,  2001
---------------------------------------      (Principal Executive Officer)      -----------
Larry N. Norman

                                      *      Director                                      ,  2001
---------------------------------------                                         -----------
Bart Herbert, Jr.

                                      *      Director                                      ,  2001
---------------------------------------                                         -----------
Douglas C. Kolsrud

                                      *      Vice President and                            ,  2001
---------------------------------------      Corporate Controller               -----------
Robert J. Kontz

                                      *      Treasurer                                     ,  2001
---------------------------------------                                         -----------
Brenda K. Clancy
*By Craig D. Vermie, Attorney-in-Fact
